NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
1,308,615 shares (cost $18,717,616)	$18,765,541
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
108,092 shares (cost $754,203)	757,722
Dynamic VP HY Bond Fund (DXVHY)
2,229,511 shares (cost $34,691,110)	35,460,815
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
44,131 shares (cost $644,968)	665,932
Emerging Markets Debt Portfolio - Class II (MSEMB)
147,933 shares (cost $1,336,605)	1,399,450
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
24,096 shares (cost $223,183)	229,878
Global Real Estate Portfolio - Class II (VKVGR2)
165,885 shares (cost $1,442,743)	1,569,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
250,058 shares (cost $4,725,080)	4,926,152
Federated NVIT High Income Bond Fund - Class III (HIBF3)
932,097 shares (cost $6,382,189)	6,431,471
NVIT Emerging Markets Fund - Class III (GEM3)
163,193 shares (cost $1,905,694)	1,930,577
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
22,265 shares (cost $196,522)	198,608
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
232,630 shares (cost $2,424,325)	2,507,754
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,231 shares (cost $2,474,366)	2,548,266
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
699,062 shares (cost $7,409,462)	7,479,967
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
330,605 shares (cost $3,368,926)	3,517,639
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
149,377 shares (cost $1,430,889)	1,511,699
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
230,441 shares (cost $2,449,584)	2,488,759
NVIT Core Plus Bond Fund - Class II (NVLCP2)
582,042 shares (cost $6,956,855)	6,868,097
NVIT Nationwide Fund - Class III (TRF3)
103,090 shares (cost $990,977)	1,054,613
NVIT Government Bond Fund - Class III (GBF3)
1,567,072 shares (cost $18,665,986)	18,225,044
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
445,038 shares (cost $3,865,041)	4,419,226
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
72,818 shares (cost $973,467)	994,690
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
38,745 shares (cost $544,946)	585,053
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,496,712 shares (cost $15,147,286)	15,505,938
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,030,676 shares (cost $20,486,435)	22,763,878
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
547,337 shares (cost $5,338,358)	6,069,968
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,361,702 shares (cost $13,852,316)	14,897,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Money Market Fund - Class I (SAM)
84,305 shares (cost $84,305)	84,305
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
170,180 shares (cost $1,638,335)	1,708,611
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
103,725 shares (cost $972,800)	1,004,061
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
115,999 shares (cost $1,198,983)	1,216,835
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
101,687 shares (cost $882,415)	950,775
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,312 shares (cost $209,732)	311,883
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
162,094 shares (cost $1,766,997)	1,701,991
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
135,330 shares (cost $1,425,972)	1,397,960
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
30,502 shares (cost $519,209)	527,379
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
81,970 shares (cost $891,564)	968,890
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
133,954 shares (cost $2,341,398)	2,626,844
NVIT Short Term Bond Fund - Class II (NVSTB2)
624,429 shares (cost $6,591,553)	6,575,242
NVIT Money Market Fund - Class II (NVMM2)
196,943,004 shares (cost $196,943,004)	196,943,004
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
129,062 shares (cost $1,274,670)	1,251,906
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2,561,004 shares (cost $26,062,740)	26,301,509
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
232,952 shares (cost $2,794,608)	2,797,751
VP Income & Growth Fund - Class III (ACVIG3)
572,378 shares (cost $3,638,292)	3,949,411
American Century VP Inflation Protection Fund - Class II (ACVIP2)
799,521 shares (cost $9,525,328)	9,618,240
VP Ultra(R) Fund - Class III (ACVU3)
31,167 shares (cost $296,223)	336,291
VP Value Fund - Class III (ACVV3)
888,636 shares (cost $5,262,309)	5,793,906
Quality Bond Fund II - Primary Shares (FQB)
436 shares (cost $4,799)	5,147
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
91,852 shares (cost $1,343,999)	1,370,426
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
272,898 shares (cost $5,380,757)	7,084,430
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
256,269 shares (cost $4,847,098)	5,004,942
VIP Growth Portfolio - Service Class 2 R (FG2R)
125,951 shares (cost $4,930,201)	5,233,249
VIP High Income Portfolio - Service Class 2R (FHI2R)
457,682 shares (cost $2,628,197)	2,585,906
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
395,933 shares (cost $3,236,533)	3,369,388
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
124,891 shares (cost $2,056,107)	1,924,574
All Asset Portfolio - Advisor Class (PMVAAD)
1,046,172 shares (cost $11,855,364)	12,010,054
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
200,404 shares (cost $2,386,588)	2,366,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Low Duration Portfolio - Advisor Class (PMVLAD)
1,317,391 shares (cost $14,144,130)	14,201,476
Total Return Portfolio - Advisor Class (PMVTRD)
2,827,696 shares (cost $32,794,590)	32,659,883
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
318,525 shares (cost $2,527,130)	2,296,566
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
933,538 shares (cost $13,669,619)	14,301,808
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
373,532 shares (cost $5,347,630)	5,124,860
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
6,748,539 shares (cost $53,076,256)	54,393,227
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
63,237 shares (cost $1,560,172)	1,615,696
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
224,656 shares (cost $2,356,003)	2,340,914
VP UltraShort NASDAQ-100 (PROUSN)
273,377 shares (cost $1,006,273)	1,000,558
Access VP High Yield Fund (PROAHY)
2,163,751 shares (cost $62,795,014)	62,207,834
VP Asia 30 (PROA30)
51,698 shares (cost $2,487,849)	2,518,738
VP Banks (PROBNK)
122,107 shares (cost $1,465,918)	1,516,563
VP Basic Materials (PROBM)
36,162 shares (cost $1,665,899)	1,709,721
VP Bear (PROBR)
64,141 shares (cost $1,017,448)	992,908
VP Biotechnology (PROBIO)
179,101 shares (cost $6,231,698)	6,141,386
VP Bull (PROBL)
551,757 shares (cost $16,101,945)	16,287,871
VP Consumer Goods (PROCG)
18,366 shares (cost $728,608)	737,203
VP Consumer Services (PROCS)
26,481 shares (cost $1,058,173)	1,087,054
VP Emerging Markets (PROEM)
205,298 shares (cost $5,077,002)	5,280,261
VP Europe 30 (PROE30)
94,159 shares (cost $1,973,533)	2,032,894
VP Financials (PROFIN)
30,691 shares (cost $643,916)	652,801
VP Health Care (PROHC)
33,724 shares (cost $1,253,314)	1,251,841
VP Industrials (PROIND)
46,781 shares (cost $1,925,162)	1,948,891
VP International (PROINT)
154,897 shares (cost $3,187,857)	3,347,317
VP Internet (PRONET)
8,626 shares (cost $508,359)	514,950
VP Japan (PROJP)
103,336 shares (cost $1,285,110)	1,317,528
VP NASDAQ-100 (PRON)
209,835 shares (cost $4,763,345)	4,763,251
VP Oil and Gas (PROOG)
78,104 shares (cost $3,549,982)	3,516,248
VP Pharmaceuticals (PROPHR)
39,311 shares (cost $1,107,051)	1,085,777
VP Precious Metals (PROPM)
75,437 shares (cost $3,086,761)	2,862,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VP Real Estate (PRORE)
63,571 shares (cost $3,338,969)	3,285,999
VP Rising Rates Opportunity (PRORRO)
123,838 shares (cost $861,339)	864,387
VP Semiconductor (PROSCN)
6,029 shares (cost $111,119)	110,516
VP Short Emerging Markets (PROSEM)
37,800 shares (cost $520,507)	491,405
VP Short International (PROSIN)
23,978 shares (cost $413,718)	390,361
VP Short NASDAQ-100 (PROSN)
71,958 shares (cost $494,920)	494,349
VP Technology (PROTEC)
104,481 shares (cost $1,975,916)	1,912,001
VP Telecommunications (PROTEL)
476,995 shares (cost $4,098,890)	3,982,910
VP U.S. Government Plus (PROGVP)
136,445 shares (cost $3,137,270)	3,136,865
VP UltraNASDAQ-100 (PROUN)
47,065 shares (cost $1,305,057)	1,354,048
VP Utilities (PROUTL)
54,751 shares (cost $1,729,960)	1,734,517
Global Managed Futures Strategy (RVMFU)
191,728 shares (cost $4,034,699)	3,479,866
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
22,097 shares (cost $560,383)	557,066
Variable Fund - All Asset Conservative Strategy (RVACS)
116,310 shares (cost $2,817,834)	2,899,605
Variable Fund - All-Asset Moderate Strategy (RVAMS)
156,333 shares (cost $3,937,443)	4,020,875
Variable Fund - U.S. Long Short Momentum (RSRF)
576,288 shares (cost $6,869,375)	7,197,842
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
310,418 shares (cost $10,067,138)	10,631,808
Variable Trust - Banking Fund (RBKF)
275,024 shares (cost $3,587,725)	3,685,326
Variable Trust - Basic Materials Fund (RBMF)
268,546 shares (cost $7,083,591)	7,003,692
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
307,286 shares (cost $7,258,532)	7,703,652
Variable Trust - Biotechnology Fund (RBF)
177,333 shares (cost $6,754,381)	6,648,213
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
560,307 shares (cost $13,566,940)	14,164,567
Variable Trust - Commodities Strategy Fund (RVCMD)
405,116 shares (cost $4,478,635)	4,541,353
Variable Trust - Consumer Products Fund (RCPF)
170,010 shares (cost $7,684,601)	7,652,173
Variable Trust - Dow 2x Strategy Fund (RVLDD)
66,135 shares (cost $6,863,034)	6,909,076
Variable Fund - DWA Flexible Allocation (RVDFA)
480,302 shares (cost $10,890,171)	10,441,772
Variable Fund - DWA Sector Rotation (RVDSR)
613,721 shares (cost $13,478,646)	14,127,849
Variable Trust - Electronics Fund (RELF)
714,038 shares (cost $1,992,441)	2,056,429
Variable Trust - Energy Fund (RENF)
328,759 shares (cost $8,965,417)	8,389,919
Variable Trust - Energy Services Fund (RESF)
315,090 shares (cost $6,148,164)	5,829,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Europe 1.25x Strategy Fund (RLCE)
446,257 shares (cost $6,564,540)	6,751,867
Variable Trust - Financial Services Fund (RFSF)
286,581 shares (cost $4,427,907)	4,530,845
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
724,262 shares (cost $11,129,912)	11,008,781
Variable Trust - Health Care Fund (RHCF)
210,439 shares (cost $7,277,047)	7,268,551
Variable Trust - Internet Fund (RINF)
229,098 shares (cost $3,687,181)	3,319,631
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
419,454 shares (cost $3,213,811)	3,259,155
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
348,504 shares (cost $3,267,716)	3,220,177
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
31,104 shares (cost $539,938)	532,496
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
295,924 shares (cost $2,566,941)	2,556,781
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
70,821 shares (cost $1,131,315)	1,111,177
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
152,504 shares (cost $4,113,438)	4,048,975
Variable Trust - Japan 2x Strategy Fund (RLCJ)
115,856 shares (cost $2,099,538)	2,124,808
Variable Trust - Leisure Fund (RLF)
76,646 shares (cost $4,860,326)	5,168,214
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
272,665 shares (cost $6,263,148)	6,437,623
Variable Fund - Multi-Hedge Strategies (RVARS)
357,075 shares (cost $7,849,587)	7,991,345
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
215,159 shares (cost $6,065,243)	5,970,664
Variable Trust - NASDAQ-100(R) Fund (ROF)
329,141 shares (cost $7,387,059)	7,425,414
Variable Trust - Nova Fund (RNF)
106,079 shares (cost $9,040,560)	9,379,513
Variable Trust - Precious Metals Fund (RPMF)
1,565,672 shares (cost $21,876,737)	19,680,493
Variable Trust - Real Estate Fund (RREF)
410,886 shares (cost $12,281,004)	12,388,205
Variable Trust - Retailing Fund (RRF)
173,028 shares (cost $2,890,899)	2,891,298
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
138,126 shares (cost $4,440,821)	4,509,810
Variable Trust - S&P 500 2x Strategy Fund (RTF)
37,386 shares (cost $5,226,093)	5,226,189
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
544,998 shares (cost $18,209,053)	18,360,987
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
136,925 shares (cost $12,643,895)	13,120,133
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
519,854 shares (cost $19,760,677)	18,018,150
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
76,836 shares (cost $6,349,983)	6,630,203
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
372,550 shares (cost $12,682,279)	12,741,220
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
56,581 shares (cost $6,111,241)	6,290,081
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
271,839 shares (cost $3,258,785)	3,204,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Technology Fund (RTEC)
489,020 shares (cost $4,969,007)	4,670,138
Variable Trust - Telecommunications Fund (RTEL)
100,390 shares (cost $927,110)	923,588
Variable Trust - Transportation Fund (RTRF)
260,943 shares (cost $4,041,048)	4,292,511
Variable Trust - Utilities Fund (RUTL)
301,757 shares (cost $5,855,953)	5,772,618
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
32,764 shares (cost $803,611)	803,056
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
74,135 shares (cost $2,138,210)	2,159,557
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
279,166 shares (cost $2,756,736)	2,760,952
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,216,410 shares (cost $22,500,298)	23,772,997

Total Investments	$1,146,524,354

Other Accounts Payable	(18,296)
Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(12,211)

$1,146,493,847

Contract Owners’ Equity:
Accumulation units	1,146,383,260
Contracts in payout (annuitization) period (note 1f)	110,587

Total Contract Owners’ Equity (note 5)	$1,146,493,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2
Reinvested dividends	$12,542,409	274,357	-	559,351	4,985	15,197	2,923	3,253
Mortality and expense risk charges (note 2)	(16,118,191)	(300,415)	(26,776)	(239,450)	(3,596)	(11,377)	(1,994)	(9,654)

Net investment income (loss)	(3,575,782)	(26,058)	(26,776)	319,901	1,389	3,820	929	(6,401)

Realized gain (loss) on investments	28,986,791	(187,107)	(473,132)	267,554	3,535	45,459	11,345	30,630
Change in unrealized gain (loss) on investments	18,107,651	1,842,464	484,460	769,705	21,086	51,839	6,030	127,981

Net gain (loss) on investments	47,094,442	1,655,357	11,328	1,037,259	24,621	97,298	17,375	158,611

Reinvested capital gains	18,501,679	62,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,020,339	1,691,310	(15,448)	1,357,160	26,010	101,118	18,304	152,210

Investment Activity:	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$48,729	511,872	9,692	3,974	36,998	33,188	125,463	50,514
Mortality and expense risk charges (note 2)	(57,275)	(504,947)	(23,351)	(6,631)	(37,202)	(36,510)	(95,605)	(59,500)

Net investment income (loss)	(8,546)	6,925	(13,659)	(2,657)	(204)	(3,322)	29,858	(8,986)

Realized gain (loss) on investments	158,965	4,409,338	(134,917)	(12,046)	3,865	(7,788)	64,722	59,098
Change in unrealized gain (loss) on investments	203,756	(265,126)	356,961	45,084	172,460	191,856	164,371	314,688

Net gain (loss) on investments	362,721	4,144,212	222,044	33,038	176,325	184,068	229,093	373,786

Reinvested capital gains	-	-	-	16,919	34,084	36,736	118,010	65,544

Net increase (decrease) in contract owners’ equity resulting from operations	$354,175	4,151,137	208,385	47,300	210,205	217,482	376,961	430,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6
Reinvested dividends	$18,683	38,019	141,848	16,872	418,836	68,244	16,707	9,356
Mortality and expense risk charges (note 2)	(22,340)	(33,984)	(105,493)	(11,971)	(297,726)	(60,686)	(10,512)	(9,244)

Net investment income (loss)	(3,657)	4,035	36,355	4,901	121,110	7,558	6,195	112

Realized gain (loss) on investments	(2,225)	30,337	202,674	37,413	(206,601)	171,127	7,426	4,346
Change in unrealized gain (loss) on investments	177,376	65,292	(98,161)	57,205	(286,571)	419,434	19,473	53,743

Net gain (loss) on investments	175,151	95,629	104,513	94,618	(493,172)	590,561	26,899	58,089

Reinvested capital gains	45,571	37,911	156,859	-	664,845	-	8,734	8,895

Net increase (decrease) in contract owners’ equity resulting from operations	$217,065	137,575	297,727	99,519	292,783	598,119	41,828	67,096

Investment Activity:	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2
Reinvested dividends	$264,779	369,591	107,522	253,001	-	5,501	1,303	2,909
Mortality and expense risk charges (note 2)	(220,052)	(347,408)	(98,416)	(220,623)	(894)	(20,064)	(9,781)	(14,688)

Net investment income (loss)	44,727	22,183	9,106	32,378	(894)	(14,563)	(8,478)	(11,779)

Realized gain (loss) on investments	267,323	1,132,096	421,465	358,450	-	(48,740)	(41,858)	9,304
Change in unrealized gain (loss) on investments	39,841	969,630	375,404	489,106	-	238,279	161,506	34,989

Net gain (loss) on investments	307,164	2,101,726	796,869	847,556	-	189,539	119,648	44,293

Reinvested capital gains	214,211	-	-	63,411	-	-	-	29,675

Net increase (decrease) in contract owners’ equity resulting from operations	$566,102	2,123,909	805,975	943,345	(894)	174,976	111,170	62,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2
Reinvested dividends	$10,531	-	-	14,901	-	9,632	4,325	87,581
Mortality and expense risk charges (note 2)	(9,487)	(4,614)	(19,707)	(12,781)	(7,315)	(12,528)	(34,617)	(69,390)

Net investment income (loss)	1,044	(4,614)	(19,707)	2,120	(7,315)	(2,896)	(30,292)	18,191

Realized gain (loss) on investments	13,356	34,058	31,175	(18,906)	(10,882)	85,557	103,464	62,449
Change in unrealized gain (loss) on investments	81,377	(15,528)	4,301	25,132	73,788	70,935	241,846	15,181

Net gain (loss) on investments	94,733	18,530	35,476	6,226	62,906	156,492	345,310	77,630

Reinvested capital gains	-	31,365	119,453	115,791	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$95,777	45,281	135,222	124,137	55,591	153,596	315,018	95,821

Investment Activity:	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$-	-	-	4,268	91,527	212,781	-	116,936
Mortality and expense risk charges (note 2)	(3,075,181)	(7,458)	(183,137)	(4,083)	(62,871)	(130,398)	(6,447)	(85,095)

Net investment income (loss)	(3,075,181)	(7,458)	(183,137)	185	28,656	82,383	(6,447)	31,841

Realized gain (loss) on investments	-	(4,087)	142,272	27,174	470,369	152,662	67,531	383,249
Change in unrealized gain (loss) on investments	-	(22,764)	238,769	2,496	68,430	66,661	(11,304)	332,873

Net gain (loss) on investments	-	(26,851)	381,041	29,670	538,799	219,323	56,227	716,122

Reinvested capital gains	-	-	-	-	-	182,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,075,181)	(34,309)	197,904	29,855	567,455	484,551	49,780	747,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP
Reinvested dividends	$201	17,473	77,789	144,726	20,527	134,231	65,331	-
Mortality and expense risk charges (note 2)	(64)	(14,630)	(103,295)	(66,003)	(72,995)	(10,416)	(36,393)	(33)

Net investment income (loss)	137	2,843	(25,506)	78,723	(52,468)	123,815	28,938	(33)

Realized gain (loss) on investments	4	10,966	627,645	218,371	144,692	5,810	203,981	(3,310)
Change in unrealized gain (loss) on investments	256	61,333	421,072	42,363	488,000	(42,291)	215,506	5,052

Net gain (loss) on investments	260	72,299	1,048,717	260,734	632,692	(36,481)	419,487	1,742

Reinvested capital gains	-	10,177	-	298,489	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$397	85,319	1,023,211	637,946	580,224	87,334	448,425	1,709

Investment Activity:	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD
Reinvested dividends	$43,597	361,491	237,390	217,573	462,767	85,320	491,657	103,185
Mortality and expense risk charges (note 2)	(26,247)	(93,690)	(47,566)	(212,618)	(286,529)	(44,789)	(136,266)	(92,574)

Net investment income (loss)	17,350	267,801	189,824	4,955	176,238	40,531	355,391	10,611

Realized gain (loss) on investments	(52,083)	288,866	(65,766)	340,003	566,575	(462,563)	534,478	32,335
Change in unrealized gain (loss) on investments	309,445	182,668	(27,040)	62,056	(43,993)	531,226	629,472	91,627

Net gain (loss) on investments	257,362	471,534	(92,806)	402,059	522,582	68,663	1,163,950	123,962

Reinvested capital gains	1,864	-	53,640	-	590,393	79,294	-	302,400

Net increase (decrease) in contract owners’ equity resulting from operations	$276,576	739,335	150,658	407,014	1,289,213	188,488	1,519,341	436,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM
Reinvested dividends	$2,721,236	6,578	214,426	-	1,589,183	-	-	1,868
Mortality and expense risk charges (note 2)	(694,126)	(40,753)	(55,415)	(23,313)	(471,727)	(17,485)	(16,356)	(15,302)

Net investment income (loss)	2,027,110	(34,175)	159,011	(23,313)	1,117,456	(17,485)	(16,356)	(13,434)

Realized gain (loss) on investments	2,255,253	(599,748)	258,503	(327,214)	2,425,271	46,586	80,977	(65,800)
Change in unrealized gain (loss) on investments	840,792	715,997	(67,891)	(8,657)	(626,475)	94,972	49,412	60,571

Net gain (loss) on investments	3,096,045	116,249	190,612	(335,871)	1,798,796	141,558	130,389	(5,229)

Reinvested capital gains	-	97,309	100,337	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,123,155	179,383	449,960	(359,184)	2,916,252	124,073	114,033	(18,663)

Investment Activity:	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN
Reinvested dividends	$-	-	-	10,515	-	26,888	4,857	1,352
Mortality and expense risk charges (note 2)	(26,964)	(26,401)	(111,940)	(12,337)	(30,707)	(37,661)	(6,022)	(10,080)

Net investment income (loss)	(26,964)	(26,401)	(111,940)	(1,822)	(30,707)	(10,773)	(1,165)	(8,728)

Realized gain (loss) on investments	(479,422)	213,797	612,235	53,066	265,877	(156,313)	48,660	29,924
Change in unrealized gain (loss) on investments	37,430	(96,694)	169,391	2,586	27,142	402,508	56,645	5,157

Net gain (loss) on investments	(441,992)	117,103	781,626	55,652	293,019	246,195	105,305	35,081

Reinvested capital gains	-	-	-	-	10,071	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(468,956)	90,702	669,686	53,830	272,383	235,422	104,140	26,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR
Reinvested dividends	$4,735	4,827	-	-	-	-	3,135	11,848
Mortality and expense risk charges (note 2)	(26,009)	(22,795)	(37,494)	(3,298)	(5,420)	(44,421)	(53,978)	(18,284)

Net investment income (loss)	(21,274)	(17,968)	(37,494)	(3,298)	(5,420)	(44,421)	(50,843)	(6,436)

Realized gain (loss) on investments	193,607	98,028	89,230	(22,132)	(6,573)	522,680	(44,779)	195,088
Change in unrealized gain (loss) on investments	(7,643)	24,333	254,332	7,757	49,427	(13,833)	(94,942)	(78,489)

Net gain (loss) on investments	185,964	122,361	343,562	(14,375)	42,854	508,847	(139,721)	116,599

Reinvested capital gains	-	-	-	25,296	-	-	227,858	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,690	104,393	306,068	7,623	37,434	464,426	37,294	110,163

Investment Activity:	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC
Reinvested dividends	$-	63,566	-	1,045	-	-	-	-
Mortality and expense risk charges (note 2)	(51,136)	(38,797)	(20,580)	(4,878)	(11,029)	(12,090)	(6,951)	(28,779)

Net investment income (loss)	(51,136)	24,769	(20,580)	(3,833)	(11,029)	(12,090)	(6,951)	(28,779)

Realized gain (loss) on investments	(709,683)	159,715	(620,261)	(37,752)	(85,419)	(239,366)	(114,118)	(2,279)
Change in unrealized gain (loss) on investments	21,393	(66,633)	5,757	2,628	(42,487)	(7,577)	4,001	(42,296)

Net gain (loss) on investments	(688,290)	93,082	(614,504)	(35,124)	(127,906)	(246,943)	(110,117)	(44,575)

Reinvested capital gains	-	-	-	-	-	23,433	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(739,426)	117,851	(635,084)	(38,957)	(138,935)	(235,600)	(117,068)	(73,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS
Reinvested dividends	$1,707	-	-	40,101	-	7,633	43,453	65,552
Mortality and expense risk charges (note 2)	(18,300)	(81,635)	(35,796)	(34,705)	(78,594)	(11,644)	(30,626)	(58,911)

Net investment income (loss)	(16,593)	(81,635)	(35,796)	5,396	(78,594)	(4,011)	12,827	6,641

Realized gain (loss) on investments	33,635	(757,266)	915,657	18,465	(690,753)	(5,043)	10,083	74,039
Change in unrealized gain (loss) on investments	(116,121)	(103,501)	93,257	(44,313)	24,110	41,306	143,834	275,427

Net gain (loss) on investments	(82,486)	(860,767)	1,008,914	(25,848)	(666,643)	36,263	153,917	349,466

Reinvested capital gains	-	814,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,079)	(127,744)	973,118	(20,452)	(745,237)	32,252	166,744	356,107

Investment Activity:	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$-	-	6,707	-	85,838	-	194,665	-
Mortality and expense risk charges (note 2)	(114,140)	(168,349)	(39,989)	(90,408)	(118,509)	(116,256)	(198,355)	(75,755)

Net investment income (loss)	(114,140)	(168,349)	(33,282)	(90,408)	(32,671)	(116,256)	(3,690)	(75,755)

Realized gain (loss) on investments	56,517	522,602	64,862	(243,480)	264,481	2,463,292	89,535	(787,163)
Change in unrealized gain (loss) on investments	331,994	258,876	94,332	318,783	524,361	(328,593)	893,785	668,322

Net gain (loss) on investments	388,511	781,478	159,194	75,303	788,842	2,134,699	983,320	(118,841)

Reinvested capital gains	-	606,242	4,048	594,172	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$274,371	1,219,371	129,960	579,067	756,171	2,018,443	979,630	(194,596)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE
Reinvested dividends	$97,446	-	-	-	-	-	-	41,109
Mortality and expense risk charges (note 2)	(114,897)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(42,887)

Net investment income (loss)	(17,451)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(1,778)

Realized gain (loss) on investments	874,518	1,542,677	(58,064)	523,666	(40,927)	(653,883)	(1,510,902)	98,316
Change in unrealized gain (loss) on investments	(250,728)	(370,097)	448,000	226,570	82,670	(613,203)	185,538	222,067

Net gain (loss) on investments	623,790	1,172,580	389,936	750,236	41,743	(1,267,086)	(1,325,364)	320,383

Reinvested capital gains	-	-	-	-	-	1,340,447	1,109,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	$606,339	1,083,833	176,670	477,284	10,676	(65,010)	(327,864)	318,605

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$7,204	156,415	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(51,132)	(308,470)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Net investment income (loss)	(43,928)	(152,055)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Realized gain (loss) on investments	561,275	(2,234,251)	1,205,772	(91,390)	(1,688,930)	(323,003)	(297,407)	(342,464)
Change in unrealized gain (loss) on investments	45,296	(632,864)	(177,149)	(270,390)	198,808	15,114	75,882	15,792

Net gain (loss) on investments	606,571	(2,867,115)	1,028,623	(361,780)	(1,490,122)	(307,889)	(221,525)	(326,672)

Reinvested capital gains	-	3,173,985	-	888,795	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$562,643	154,815	927,642	474,547	(1,558,997)	(378,382)	(236,354)	(358,713)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	-	-	-	-	46,238	-	-
Mortality and expense risk charges (note 2)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(98,995)	(116,093)	(137,980)

Net investment income (loss)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(52,757)	(116,093)	(137,980)

Realized gain (loss) on investments	(610,580)	(1,133,954)	105,468	683,205	866,733	382,151	3,123,538	1,349,474
Change in unrealized gain (loss) on investments	(4,653)	(9,332)	(6,499)	321,983	123,520	(282,372)	(102,846)	53,040

Net gain (loss) on investments	(615,233)	(1,143,286)	98,969	1,005,188	990,253	99,779	3,020,692	1,402,514

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(650,379)	(1,294,826)	82,872	923,648	930,062	47,022	2,904,599	1,264,534

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	-	152,180	-	-	-	-	45,662
Mortality and expense risk charges (note 2)	(145,623)	(347,779)	(190,268)	(76,191)	(67,056)	(132,312)	(285,161)	(168,152)

Net investment income (loss)	(145,623)	(347,779)	(38,088)	(76,191)	(67,056)	(132,312)	(285,161)	(122,490)

Realized gain (loss) on investments	2,804,804	(4,700,390)	1,874,584	1,006,366	665,926	2,381,491	1,765,732	1,597,264
Change in unrealized gain (loss) on investments	93,362	774,314	(69,933)	33,936	72,076	(298,383)	298,449	461,345

Net gain (loss) on investments	2,898,166	(3,926,076)	1,804,651	1,040,302	738,002	2,083,108	2,064,181	2,058,609

Reinvested capital gains	-	2,165,845	-	-	-	-	145,095	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,752,543	(2,108,010)	1,766,563	964,111	670,946	1,950,796	1,924,115	1,936,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	-	-	-	-	-	26,024	-
Mortality and expense risk charges (note 2)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	(22,418)	(54,132)

Net investment income (loss)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	3,606	(54,132)

Realized gain (loss) on investments	26,622	1,594,962	408,495	393,119	(326,556)	(157,172)	(120,888)	254,235
Change in unrealized gain (loss) on investments	(1,321,397)	254,127	(8,401)	8,625	(79,833)	(221,508)	(14,616)	273,970

Net gain (loss) on investments	(1,294,775)	1,849,089	400,094	401,744	(406,389)	(378,680)	(135,504)	528,205

Reinvested capital gains	2,864,688	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,376,030	1,722,175	279,852	334,553	(446,911)	437,908	(131,898)	474,073

Investment Activity:	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP
Reinvested dividends	$158,840	-	8,720	-	207,045	54,348	56
Mortality and expense risk charges (note 2)	(96,530)	(11,293)	(20,153)	(32,150)	(279,851)	(29,656)	(301)

Net investment income (loss)	62,310	(11,293)	(11,433)	(32,150)	(72,806)	24,692	(245)

Realized gain (loss) on investments	176,988	(68,363)	(152,753)	(720)	848,967	(160,531)	(35,033)
Change in unrealized gain (loss) on investments	(353,517)	52,337	122,484	25,628	2,530,212	82,292	40,356

Net gain (loss) on investments	(176,529)	(16,026)	(30,269)	24,908	3,379,179	(78,239)	5,323

Reinvested capital gains	-	-	66,712	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,219)	(27,319)	25,010	(7,242)	3,306,373	(53,547)	5,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		CSCRS		DXVHY
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,575,782)	(3,186,626)	(26,058)	198,984	(26,776)	36,730	319,901	-
Realized gain (loss) on investments	28,986,791	(2,757,430)	(187,107)	731,104	(473,132)	(92,481)	267,554	-
Change in unrealized gain (loss) on investments	18,107,651	(54,427,769)	1,842,464	(2,964,673)	484,460	(506,418)	769,705	-
Reinvested capital gains	18,501,679	7,433,025	62,011	560,633	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,020,339	(52,938,800)	1,691,310	(1,473,952)	(15,448)	(562,169)	1,357,160	-

Equity transactions:
Purchase payments received from contract owners (note 3)	201,408,291	212,284,689	1,265,617	1,934,936	280,959	350,657	742,536	-
Transfers between funds	-	-	(3,443,930)	5,006,117	(1,635,005)	1,997,024	36,297,775	-
Redemptions (note 3)	(174,982,576)	(211,278,536)	(2,652,714)	(1,989,818)	(121,042)	(149,098)	(2,958,142)	-
Annuity benefits	(35,006)	(65,070)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,481)	(1,600)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,136,874)	(1,289,152)	(14,621)	(5,231)	(612)	(3,013)	(1,991)	-
Adjustments to maintain reserves	(1,206)	5,453	(81)	(347)	(83)	(3,174)	23,570	-

Net equity transactions	25,251,148	(344,216)	(4,845,729)	4,945,657	(1,475,783)	2,192,396	34,103,748	-

Net change in contract owners’ equity	87,271,487	(53,283,016)	(3,154,419)	3,471,705	(1,491,231)	1,630,227	35,460,908	-
Contract owners’ equity beginning of period	1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	-	-

Contract owners’ equity end of period	$1,146,493,847	1,059,222,360	18,765,559	21,919,978	757,682	2,248,913	35,460,908	-

CHANGES IN UNITS:
Beginning units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	-	-
Units purchased	712,984,447	730,394,070	991,209	1,601,130	72,732	412,454	6,371,012	-
Units redeemed	(708,902,147)	(729,750,568)	(1,442,755)	(1,166,704)	(216,722)	(243,790)	(2,990,505)	-

Ending units	105,261,098	101,178,798	1,703,212	2,154,758	76,969	220,959	3,380,507	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVGTAS		MSEMB		MSVGT2		VKVGR2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,389	239	3,820	2,122	929	(286)	(6,401)	680
Realized gain (loss) on investments	3,535	(3,539)	45,459	(40)	11,345	(4,509)	30,630	(6,956)
Change in unrealized gain (loss) on investments	21,086	(121)	51,839	11,007	6,030	665	127,981	(1,450)
Reinvested capital gains	-	375	-	1,572	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,010	(3,046)	101,118	14,661	18,304	(4,130)	152,210	(7,726)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,822	62,342	200,984	206,012	167,073	31,916	184,890	15,261
Transfers between funds	358,860	42,160	743,435	189,877	(8,118)	28,870	1,186,152	77,177
Redemptions (note 3)	(20,978)	(1,206)	(33,184)	(22,977)	(3,039)	(986)	(38,500)	(161)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14)	-	(380)	(54)	-	-	-	-
Adjustments to maintain reserves	(26)	(9)	(45)	(4)	7	(5)	(70)	1

Net equity transactions	539,664	103,287	910,810	372,854	155,923	59,795	1,332,472	92,278

Net change in contract owners’ equity	565,674	100,241	1,011,928	387,515	174,227	55,665	1,484,682	84,552
Contract owners’ equity beginning of period	100,241	-	387,515	-	55,665	-	84,552	-

Contract owners’ equity end of period	$665,915	100,241	1,399,443	387,515	229,892	55,665	1,569,234	84,552

CHANGES IN UNITS:
Beginning units	10,601	-	37,475	-	6,278	-	10,187	-
Units purchased	70,071	20,346	132,722	45,811	38,414	11,296	174,323	19,447
Units redeemed	(15,653)	(9,745)	(53,815)	(8,336)	(21,609)	(5,018)	(36,879)	(9,260)

Ending units	65,019	10,601	116,382	37,475	23,083	6,278	147,631	10,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAAA2		HIBF3		GEM3		NVCRA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,546)	(3,616)	6,925	2,383,857	(13,659)	(17,420)	(2,657)	1,534
Realized gain (loss) on investments	158,965	(38,392)	4,409,338	1,064,524	(134,917)	54,867	(12,046)	3,041
Change in unrealized gain (loss) on investments	203,756	(2,685)	(265,126)	(906,506)	356,961	(486,648)	45,084	(34,191)
Reinvested capital gains	-	-	-	-	-	-	16,919	4,518

Net increase (decrease) in contract owners’ equity resulting from operations	354,175	(44,693)	4,151,137	2,541,875	208,385	(449,201)	47,300	(25,098)

Equity transactions:
Purchase payments received from contract owners (note 3)	908,029	95,224	2,280,194	2,551,052	667,920	747,123	113,306	91,960
Transfers between funds	3,512,172	838,546	(66,219,161)	4,398,471	197,693	(1,382,762)	(297,712)	(285,587)
Redemptions (note 3)	(702,273)	(33,557)	(3,181,170)	(4,792,581)	(387,191)	(159,525)	(27,167)	(53,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,418)	-	(4,896)	(19,082)	(1,198)	(3,122)	-	-
Adjustments to maintain reserves	(51)	(7)	(98)	(291)	(61)	(595)	1	(17)

Net equity transactions	3,716,459	900,206	(67,125,131)	2,137,569	477,163	(798,881)	(211,572)	(247,638)

Net change in contract owners’ equity	4,070,634	855,513	(62,973,994)	4,679,444	685,548	(1,248,082)	(164,272)	(272,736)
Contract owners’ equity beginning of period	855,513	-	69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621

Contract owners’ equity end of period	$4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009	198,613	362,885

CHANGES IN UNITS:
Beginning units	91,567	-	5,343,722	5,060,142	134,567	203,740	36,757	58,478
Units purchased	768,579	145,179	746,356	6,538,011	157,419	132,532	17,975	45,834
Units redeemed	(396,528)	(53,612)	(5,654,711)	(6,254,431)	(101,354)	(201,705)	(37,101)	(67,555)

Ending units	463,618	91,567	435,367	5,343,722	190,632	134,567	17,631	36,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204)	9,814	(3,322)	9,927	29,858	74,370	(8,986)	31,771
Realized gain (loss) on investments	3,865	31,550	(7,788)	39,231	64,722	76,319	59,098	147,121
Change in unrealized gain (loss) on investments	172,460	(143,912)	191,856	(207,743)	164,371	(175,889)	314,688	(366,713)
Reinvested capital gains	34,084	11,726	36,736	10,075	118,010	29,244	65,544	23,896

Net increase (decrease) in contract owners’ equity resulting from operations	210,205	(90,822)	217,482	(148,510)	376,961	4,044	430,344	(163,925)

Equity transactions:
Purchase payments received from contract owners (note 3)	841,090	312,379	189,440	389,984	466,830	618,085	184,426	632,479
Transfers between funds	(192,391)	1,151,545	638,861	478,970	2,319,524	1,013,183	76,332	438,933
Redemptions (note 3)	(358,101)	(382,834)	(208,082)	(210,876)	(1,334,234)	(1,125,657)	(800,474)	(282,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,008)	(1,542)	(1,628)	(1,732)	(16,308)	(3,255)	(3,746)	(744)
Adjustments to maintain reserves	(66)	(50)	(32)	(253)	(75)	(91)	(40)	(108)

Net equity transactions	282,524	1,079,498	618,559	656,093	1,435,737	502,265	(543,502)	787,659

Net change in contract owners’ equity	492,729	988,676	836,041	507,583	1,812,698	506,309	(113,158)	623,734
Contract owners’ equity beginning of period	2,014,980	1,026,304	1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048

Contract owners’ equity end of period	$2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245	3,517,624	3,630,782

CHANGES IN UNITS:
Beginning units	189,389	95,478	168,205	111,776	547,754	496,507	354,699	284,817
Units purchased	196,189	244,856	138,502	164,366	595,548	393,412	243,899	241,422
Units redeemed	(168,341)	(150,945)	(80,810)	(107,937)	(458,084)	(342,165)	(287,558)	(171,540)

Ending units	217,237	189,389	225,897	168,205	685,218	547,754	311,040	354,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMA2		NVCMC2		NVLCP2		TRF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,657)	13,739	4,035	11,095	36,355	15,531	4,901	297
Realized gain (loss) on investments	(2,225)	44,355	30,337	40,679	202,674	4,135	37,413	8,744
Change in unrealized gain (loss) on investments	177,376	(177,849)	65,292	(89,708)	(98,161)	9,403	57,205	(22,454)
Reinvested capital gains	45,571	14,116	37,911	8,076	156,859	2,594	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	217,065	(105,639)	137,575	(29,858)	297,727	31,663	99,519	(13,413)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,769	462,864	243,832	191,032	471,410	252,935	46,267	32,200
Transfers between funds	(286,167)	52,748	920,990	117,010	4,229,758	2,295,534	676,327	213,605
Redemptions (note 3)	(303,594)	(59,332)	(204,754)	(68,473)	(585,846)	(120,943)	(180,163)	(106,497)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,457)	-	(263)	(25)	(4,070)	(10)	(1,454)	(548)
Adjustments to maintain reserves	(27)	(35)	(48)	(51)	(81)	(12)	(992)	(1,009)

Net equity transactions	(385,476)	456,245	959,757	239,493	4,111,171	2,427,504	539,985	137,751

Net change in contract owners’ equity	(168,411)	350,606	1,097,332	209,635	4,408,898	2,459,167	639,504	124,338
Contract owners’ equity beginning of period	1,680,122	1,329,516	1,391,413	1,181,778	2,459,167	-	414,842	290,504

Contract owners’ equity end of period	$1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167	1,054,346	414,842

CHANGES IN UNITS:
Beginning units	167,695	124,800	135,890	111,604	239,858	-	35,854	25,101
Units purchased	66,073	104,873	177,890	79,605	1,711,766	625,757	76,490	28,545
Units redeemed	(100,397)	(61,978)	(90,903)	(55,319)	(1,315,647)	(385,899)	(29,315)	(17,792)

Ending units	133,371	167,695	222,877	135,890	635,977	239,858	83,029	35,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF3		GVIDA6		NVDBL6		NVDCA6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$121,110	379,950	7,558	21,296	6,195	2,897	112	(330)
Realized gain (loss) on investments	(206,601)	(321,821)	171,127	396,540	7,426	24,039	4,346	21,825
Change in unrealized gain (loss) on investments	(286,571)	1,167,856	419,434	(591,416)	19,473	(25,948)	53,743	(31,889)
Reinvested capital gains	664,845	72,498	-	-	8,734	393	8,895	302

Net increase (decrease) in contract owners’ equity resulting from operations	292,783	1,298,483	598,119	(173,580)	41,828	1,381	67,096	(10,092)

Equity transactions:
Purchase payments received from contract owners (note 3)	713,623	794,787	73,761	167,533	59,794	75,932	5,911	93,243
Transfers between funds	(4,544,507)	(1,734,135)	98,783	125,994	486,919	(191,828)	29,601	224,198
Redemptions (note 3)	(2,792,582)	(2,807,215)	(791,529)	(663,058)	(31,039)	(27,274)	(35,445)	(13,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,234)	(18,434)	(1,516)	(349)	(91)	(40)	(444)	(36)
Adjustments to maintain reserves	(151)	(89)	(31)	(32)	(23)	(11)	(33)	(3)

Net equity transactions	(6,640,851)	(3,765,086)	(620,532)	(369,912)	515,560	(143,221)	(410)	303,793

Net change in contract owners’ equity	(6,348,068)	(2,466,603)	(22,413)	(543,492)	557,388	(141,840)	66,686	293,701
Contract owners’ equity beginning of period	24,573,093	27,039,696	4,441,637	4,985,129	437,306	579,146	518,356	224,655

Contract owners’ equity end of period	$18,225,025	24,573,093	4,419,224	4,441,637	994,694	437,306	585,042	518,356

CHANGES IN UNITS:
Beginning units	1,741,410	2,020,667	370,983	396,111	42,375	55,752	50,520	21,384
Units purchased	529,587	883,738	34,220	209,411	72,200	20,352	28,024	112,078
Units redeemed	(989,931)	(1,162,995)	(81,902)	(234,539)	(25,610)	(33,729)	(26,880)	(82,942)

Ending units	1,281,066	1,741,410	323,301	370,983	88,965	42,375	51,664	50,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDC6		GVIDM6		GVDMA6		GVDMC6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	44,727	177,329	22,183	155,297	9,106	51,729	32,378	138,316
Realized gain (loss) on investments		267,323	154,581	1,132,096	(414,825)	421,465	429,741	358,450	514,820
Change in unrealized gain (loss) on investments		39,841	(130,721)	969,630	40,865	375,404	(737,834)	489,106	(544,042)
Reinvested capital gains		214,211	58,172	-	-	-	-	63,411	-

Net increase (decrease) in contract owners’ equity resulting from operations		566,102	259,361	2,123,909	(218,663)	805,975	(256,364)	943,345	109,094

Equity transactions:
Purchase payments received from contract owners (note 3)		633,234	565,715	525,451	812,745	108,431	34,620	392,006	441,715
Transfers between funds		(408,537)	1,251,325	1,484,321	2,588,328	(1,620,641)	(658,884)	1,532,729	725,278
Redemptions (note 3)		(2,063,818)	(2,383,636)	(4,696,829)	(3,027,884)	(770,617)	(1,215,847)	(2,349,541)	(2,213,663)
Annuity benefits		-	-	(4,446)	(4,428)	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(8,167)	(16,427)	(6,489)	(8,187)	(1,951)	(4,292)	(2,514)	(3,620)
Adjustments to maintain reserves		(32)	(87)	(110)	(28)	(82)	(57)	(71)	(75)

Net equity transactions		(1,847,320)	(583,110)	(2,698,102)	360,546	(2,284,860)	(1,844,460)	(427,391)	(1,050,365)

Net change in contract owners’ equity		(1,281,218)	(323,749)	(574,193)	141,883	(1,478,885)	(2,100,824)	515,954	(941,271)
Contract owners’ equity beginning of period		16,787,146	17,110,895	23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320

Contract owners’ equity end of period	$	15,505,928	16,787,146	22,763,823	23,338,016	6,069,951	7,548,836	14,897,003	14,381,049

CHANGES IN UNITS:
Beginning units		1,390,326	1,453,199	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758
Units purchased		364,746	589,979	472,277	578,497	52,079	114,105	269,773	326,100
Units redeemed		(514,867)	(652,852)	(677,105)	(534,838)	(227,875)	(258,366)	(295,631)	(416,807)

Ending units		1,240,205	1,390,326	1,698,729	1,903,557	441,954	617,750	1,136,193	1,162,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG6		GVDIV6		NVMLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(894)	(365)	(14,563)	(1,766)	(8,478)	5,370	(11,779)	(5,215)
Realized gain (loss) on investments	-	-	(48,740)	56,627	(41,858)	29,510	9,304	(16,601)
Change in unrealized gain (loss) on investments	-	-	238,279	(234,695)	161,506	(187,037)	34,989	(14,368)
Reinvested capital gains	-	-	-	-	-	-	29,675	-

Net increase (decrease) in contract owners’ equity resulting from operations	(894)	(365)	174,976	(179,834)	111,170	(152,157)	62,189	(36,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	-	258,246	40,695	132,399	39,347	580,511	87,256
Transfers between funds	61,581	-	41,734	392,307	88,727	118,026	139,313	336,953
Redemptions (note 3)	(4,151)	-	(152,462)	(194,041)	(23,029)	(148,481)	(57,212)	(20,706)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(53)	(46)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(855)	(798)	(54)	(576)	(73)	(42)
Adjustments to maintain reserves	(6)	6	(93)	33	(29)	36	(26)	(70)

Net equity transactions	57,369	(40)	146,570	238,196	198,014	8,352	662,513	403,391

Net change in contract owners’ equity	56,475	(405)	321,546	58,362	309,184	(143,805)	724,702	367,207
Contract owners’ equity beginning of period	27,826	28,231	1,387,046	1,328,684	694,870	838,675	492,097	124,890

Contract owners’ equity end of period	$84,301	27,826	1,708,592	1,387,046	1,004,054	694,870	1,216,799	492,097

CHANGES IN UNITS:
Beginning units	2,844	2,848	134,318	117,515	75,748	78,665	47,841	11,035
Units purchased	6,321	-	93,844	101,440	47,450	75,755	138,011	78,897
Units redeemed	(435)	(4)	(81,335)	(84,637)	(26,875)	(78,672)	(81,948)	(42,091)

Ending units	8,730	2,844	146,827	134,318	96,323	75,748	103,904	47,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,044	(1,033)	(4,614)	(6,050)	(19,707)	(20,500)	2,120	(2,127)
Realized gain (loss) on investments	13,356	9,276	34,058	97,794	31,175	52,983	(18,906)	(1,606)
Change in unrealized gain (loss) on investments	81,377	(40,246)	(15,528)	(106,874)	4,301	(142,645)	25,132	(65,049)
Reinvested capital gains	-	14,739	31,365	-	119,453	-	115,791	2,673

Net increase (decrease) in contract owners’ equity resulting from operations	95,777	(17,264)	45,281	(15,130)	135,222	(110,162)	124,137	(66,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	370,017	48,910	2,160	1,571	340,556	232,449	96,682	45,286
Transfers between funds	58,114	131,244	(20,000)	(35,042)	(157,849)	406,934	611,558	453,093
Redemptions (note 3)	(8,728)	(21,300)	(65,231)	(216,857)	(218,577)	(239,808)	(39,776)	(20,989)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	(585)	(92)	(2,841)	(77)	(49)
Adjustments to maintain reserves	(12)	(36)	4	(10)	(43)	(55)	(53)	(40)

Net equity transactions	419,391	158,793	(83,067)	(250,923)	(36,005)	396,679	668,334	477,301

Net change in contract owners’ equity	515,168	141,529	(37,786)	(266,053)	99,217	286,517	792,471	411,192
Contract owners’ equity beginning of period	435,609	294,080	349,691	615,744	1,602,759	1,316,242	605,470	194,278

Contract owners’ equity end of period	$950,777	435,609	311,905	349,691	1,701,976	1,602,759	1,397,941	605,470

CHANGES IN UNITS:
Beginning units	45,504	26,704	24,039	40,034	148,078	114,607	57,643	17,489
Units purchased	74,727	71,403	130	170	127,797	205,739	82,926	84,438
Units redeemed	(34,246)	(52,603)	(5,259)	(16,165)	(133,308)	(172,268)	(23,346)	(44,284)

Ending units	85,985	45,504	18,910	24,039	142,567	148,078	117,223	57,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF3		SCVF3		SCF3		NVSTB2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,315)	(8,578)	(2,896)	(8,053)	(30,292)	(24,176)	18,191	16,648
Realized gain (loss) on investments	(10,882)	71,907	85,557	102,781	103,464	277,992	62,449	(8,906)
Change in unrealized gain (loss) on investments	73,788	(136,051)	70,935	(160,302)	241,846	(443,592)	15,181	(31,491)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,591	(72,722)	153,596	(65,574)	315,018	(189,776)	95,821	(23,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,549	133,481	37,339	70,158	220,452	52,136	537,728	485,911
Transfers between funds	(123,950)	49,905	252,352	(289,594)	(237,882)	179,793	2,209,519	4,499,435
Redemptions (note 3)	(61,409)	(123,810)	(132,906)	(108,417)	(194,139)	(408,357)	(686,072)	(536,769)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,618)	-	(398)	(717)	(1,754)	(2,270)	(4,270)
Adjustments to maintain reserves	(35)	44	(45)	(525)	(104)	(4)	(5)	(44)

Net equity transactions	(43,845)	58,002	156,740	(328,776)	(212,390)	(178,186)	2,058,900	4,444,263

Net change in contract owners’ equity	11,746	(14,720)	310,336	(394,350)	102,628	(367,962)	2,154,721	4,420,514
Contract owners’ equity beginning of period	515,631	530,351	658,532	1,052,882	2,524,182	2,892,144	4,420,514	-

Contract owners’ equity end of period	$527,377	515,631	968,868	658,532	2,626,810	2,524,182	6,575,235	4,420,514

CHANGES IN UNITS:
Beginning units	51,142	51,624	49,161	73,763	171,964	182,582	443,708	-
Units purchased	22,104	76,122	52,263	18,586	36,545	78,169	807,112	876,298
Units redeemed	(25,585)	(76,604)	(35,625)	(43,188)	(51,513)	(88,787)	(602,190)	(432,590)

Ending units	47,661	51,142	65,799	49,161	156,996	171,964	648,630	443,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMM2		NOVMH2		NOVPI2		ALVBWB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,075,181)	(3,535,661)	(7,458)	-	(183,137)	-	185	(251)
Realized gain (loss) on investments	-	-	(4,087)	-	142,272	-	27,174	(1,347)
Change in unrealized gain (loss) on investments	-	-	(22,764)	-	238,769	-	2,496	648
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,075,181)	(3,535,661)	(34,309)	-	197,904	-	29,855	(950)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,028,225	148,939,725	1,176,740	-	6,084,954	-	255,250	33,530
Transfers between funds	(97,623,997)	(31,457,216)	121,957	-	22,211,600	-	2,485,664	23,956
Redemptions (note 3)	(50,142,716)	(97,004,501)	(12,480)	-	(2,187,752)	-	(27,804)	(1,417)
Annuity benefits	(1,945)	(2,037)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(295,264)	(367,406)	-	-	(5,183)	-	(315)	-
Adjustments to maintain reserves	(283)	(218)	(9)	-	(81)	-	(35)	2

Net equity transactions	(35,035,980)	20,108,347	1,286,208	-	26,103,538	-	2,712,760	56,071

Net change in contract owners’ equity	(38,111,161)	16,572,686	1,251,899	-	26,301,442	-	2,742,615	55,121
Contract owners’ equity beginning of period	235,054,065	218,481,379	-	-	-	-	55,121	-

Contract owners’ equity end of period	$196,942,904	235,054,065	1,251,899	-	26,301,442	-	2,797,736	55,121

CHANGES IN UNITS:
Beginning units	24,210,354	22,180,368	-	-	-	-	6,071	-
Units purchased	187,570,167	200,205,019	144,837	-	3,878,442	-	526,808	10,325
Units redeemed	(191,211,467)	(198,175,033)	(14,547)	-	(1,298,095)	-	(255,702)	(4,254)

Ending units	20,569,054	24,210,354	130,290	-	2,580,347	-	277,177	6,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$28,656	7,507	82,383	59,692	(6,447)	(7,637)	31,841	40,074
Realized gain (loss) on investments	470,369	(11,403)	152,662	122,332	67,531	76,258	383,249	518,925
Change in unrealized gain (loss) on investments	68,430	47,090	66,661	26,251	(11,304)	(54,960)	332,873	(686,987)
Reinvested capital gains	-	-	182,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	567,455	43,194	484,551	208,275	49,780	13,661	747,963	(127,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	304,990	312,498	1,043,588	874,106	6,020	23	443,934	265,536
Transfers between funds	(174,951)	25,639	2,836,953	5,822,742	(12,503)	(209,210)	11,521	(827,326)
Redemptions (note 3)	(957,017)	(619,627)	(993,331)	(631,652)	(155,151)	(171,431)	(1,173,206)	(1,125,641)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,877)	(3,750)	(23,176)	(3,697)	(6)	(4,208)	(7,686)	(11,962)
Adjustments to maintain reserves	(70)	(52)	(126)	(43)	(41)	(45)	(83)	(117)

Net equity transactions	(830,925)	(285,292)	2,863,908	6,061,456	(161,681)	(384,871)	(725,520)	(1,699,510)

Net change in contract owners’ equity	(263,470)	(242,098)	3,348,459	6,269,731	(111,901)	(371,210)	22,443	(1,827,498)
Contract owners’ equity beginning of period	4,212,861	4,454,959	6,269,731	-	448,164	819,374	5,771,459	7,598,957

Contract owners’ equity end of period	$3,949,391	4,212,861	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459

CHANGES IN UNITS:
Beginning units	357,418	383,684	588,753	-	41,872	76,358	433,733	569,497
Units purchased	174,555	140,698	1,051,881	928,752	10,045	7,560	176,748	161,606
Units redeemed	(235,338)	(166,964)	(786,599)	(339,999)	(24,189)	(42,046)	(218,098)	(297,370)

Ending units	296,635	357,418	854,035	588,753	27,728	41,872	392,383	433,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FAM2		FC2R		FEI2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$137	183	2,843	11,857	(25,506)	(62,833)	78,723	20,970
Realized gain (loss) on investments	4	3	10,966	(2,487)	627,645	(107,088)	218,371	307,320
Change in unrealized gain (loss) on investments	256	(140)	61,333	(34,906)	421,072	(184,986)	42,363	(470,169)
Reinvested capital gains	-	-	10,177	3,591	-	-	298,489	-

Net increase (decrease) in contract owners’ equity resulting from operations	397	46	85,319	(21,945)	1,023,211	(354,907)	637,946	(141,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	738,950	101,511	96,961	3,346	840,452	284,939
Transfers between funds	-	-	(102,673)	677,342	(273,700)	(786,016)	431,255	(494,683)
Redemptions (note 3)	-	-	(105,160)	(2,662)	(1,298,836)	(1,586,016)	(597,277)	(1,001,264)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(12)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(226)	-	(2,689)	(8,986)	(2,752)	(7,866)
Adjustments to maintain reserves	(7)	10	(48)	8	(86)	(72)	(75)	(68)

Net equity transactions	(18)	(2)	530,843	776,199	(1,478,350)	(2,377,744)	671,603	(1,218,942)

Net change in contract owners’ equity	379	44	616,162	754,254	(455,139)	(2,732,651)	1,309,549	(1,360,821)
Contract owners’ equity beginning of period	4,769	4,725	754,254	-	7,539,529	10,272,180	3,695,392	5,056,213

Contract owners’ equity end of period	$5,148	4,769	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392

CHANGES IN UNITS:
Beginning units	303	303	83,003	-	497,387	651,814	321,625	437,403
Units purchased	-	-	130,621	85,783	58,346	106,263	215,465	187,082
Units redeemed	(1)	-	(77,975)	(2,780)	(147,726)	(260,690)	(156,278)	(302,860)

Ending units	302	303	135,649	83,003	408,007	497,387	380,812	321,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FG2R		FHI2R		FTVFA2		SBTRP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(52,468)	(72,910)	123,815	-	28,938	(24,564)	(33)	25
Realized gain (loss) on investments	144,692	990,261	5,810	-	203,981	96,671	(3,310)	(49)
Change in unrealized gain (loss) on investments	488,000	(1,075,246)	(42,291)	-	215,506	(184,476)	5,052	(2,620)
Reinvested capital gains	-	19,393	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	580,224	(138,502)	87,334	-	448,425	(112,369)	1,709	(2,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	967,004	485,612	721,060	-	300,067	370,537	-	-
Transfers between funds	(590,712)	12,840	1,866,841	-	782,237	406,338	-	-
Redemptions (note 3)	(807,612)	(867,072)	(89,319)	-	(176,684)	(180,978)	(34,739)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(11)
Contingent deferred sales charges (note 2)	(7,267)	(7,275)	-	-	(97)	(1,021)	-	-
Adjustments to maintain reserves	(89)	(100)	(44)	-	(80)	(82)	3	(14)

Net equity transactions	(438,676)	(375,995)	2,498,538	-	905,443	594,794	(34,736)	(25)

Net change in contract owners’ equity	141,548	(514,497)	2,585,872	-	1,353,868	482,425	(33,027)	(2,669)
Contract owners’ equity beginning of period	5,091,681	5,606,178	-	-	2,015,502	1,533,077	33,027	35,696

Contract owners’ equity end of period	$5,233,229	5,091,681	2,585,872	-	3,369,370	2,015,502	-	33,027

CHANGES IN UNITS:
Beginning units	475,936	518,503	-	-	194,719	143,063	1,435	1,436
Units purchased	206,654	447,499	303,888	-	448,572	175,433	-	-
Units redeemed	(248,197)	(490,066)	(60,713)	-	(354,689)	(123,777)	(1,435)	(1)

Ending units	434,393	475,936	243,175	-	288,602	194,719	-	1,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SBVI		PMVAAD		PMVFAD		PMVLAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$17,350	18,079	267,801	107,731	189,824	26,098	4,955	(3,479)
Realized gain (loss) on investments	(52,083)	(35,598)	288,866	(39,535)	(65,766)	118,750	340,003	(116,712)
Change in unrealized gain (loss) on investments	309,445	86,116	182,668	(27,978)	(27,040)	8,471	62,056	(4,710)
Reinvested capital gains	1,864	-	-	-	53,640	17,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	276,576	68,597	739,335	40,218	150,658	170,364	407,014	(124,901)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,983,446	312,185	113,308	453,464	2,647,510	1,390,642
Transfers between funds	-	-	3,959,156	3,637,042	(3,390,743)	3,580,331	6,547,430	4,844,932
Redemptions (note 3)	(282,650)	(94,119)	(509,552)	(127,397)	(578,154)	(317,307)	(1,082,159)	(410,745)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,407)	(1,502)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(24,281)	(14)	(289)	(49)	(10,053)	(8,060)
Adjustments to maintain reserves	(5)	(3)	(104)	(7)	274	(487)	(259)	(541)

Net equity transactions	(284,062)	(95,624)	7,408,665	3,821,809	(3,855,604)	3,715,952	8,102,469	5,816,228

Net change in contract owners’ equity	(7,486)	(27,027)	8,148,000	3,862,027	(3,704,946)	3,886,316	8,509,483	5,691,327
Contract owners’ equity beginning of period	1,932,058	1,959,085	3,862,027	-	6,071,567	2,185,251	5,691,327	-

Contract owners’ equity end of period	$1,924,572	1,932,058	12,010,027	3,862,027	2,366,621	6,071,567	14,200,810	5,691,327

CHANGES IN UNITS:
Beginning units	226,716	238,143	405,198	-	517,027	198,651	580,305	-
Units purchased	-	-	1,421,842	483,162	201,572	659,369	4,948,870	1,514,121
Units redeemed	(30,313)	(11,427)	(710,213)	(77,964)	(523,856)	(340,993)	(4,137,902)	(933,816)

Ending units	196,403	226,716	1,116,827	405,198	194,743	517,027	1,391,273	580,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$176,238	41,573	40,531	595,166	355,391	255,710	10,611	108,741
Realized gain (loss) on investments	566,575	(77,465)	(462,563)	38,216	534,478	(102,743)	32,335	296,597
Change in unrealized gain (loss) on investments	(43,993)	(90,713)	531,226	(1,060,846)	629,472	131,701	91,627	(203,325)
Reinvested capital gains	590,393	138,781	79,294	-	-	-	302,400	196,162

Net increase (decrease) in contract owners’ equity resulting from operations	1,289,213	12,176	188,488	(427,464)	1,519,341	284,668	436,973	398,175

Equity transactions:
Purchase payments received from contract owners (note 3)	4,053,433	1,677,214	492,436	574,322	928,372	678,110	822,562	1,022,586
Transfers between funds	19,374,701	8,694,047	(1,297,505)	(651,009)	6,512,366	1,042,670	(2,656,073)	1,672,412
Redemptions (note 3)	(1,913,841)	(504,349)	(522,386)	(570,208)	(2,075,183)	(610,903)	(853,244)	(1,013,423)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,925)	(6,587)	(593)	(6,659)	(68,349)	(4,192)	(3,846)	(5,716)
Adjustments to maintain reserves	(647)	(1,398)	(105)	(278)	(3)	(489)	748	(347)

Net equity transactions	21,497,721	9,858,927	(1,328,153)	(653,832)	5,297,203	1,105,196	(2,689,853)	1,675,512

Net change in contract owners’ equity	22,786,934	9,871,103	(1,139,665)	(1,081,296)	6,816,544	1,389,864	(2,252,880)	2,073,687
Contract owners’ equity beginning of period	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650	7,377,536	5,303,849

Contract owners’ equity end of period	$32,658,037	9,871,103	2,296,512	3,436,177	14,300,058	7,483,514	5,124,656	7,377,536

CHANGES IN UNITS:
Beginning units	987,316	-	307,254	368,568	674,109	574,766	639,277	486,960
Units purchased	5,331,265	1,833,662	576,219	478,028	1,376,046	945,124	819,422	1,293,930
Units redeemed	(3,285,607)	(846,346)	(685,308)	(539,342)	(941,046)	(845,781)	(1,037,313)	(1,141,613)

Ending units	3,032,974	987,316	198,165	307,254	1,109,109	674,109	421,386	639,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,027,110	835,268	(34,175)	(71,177)	159,011	148,575	(23,313)	(12,780)
Realized gain (loss) on investments	2,255,253	(165,135)	(599,748)	(267,397)	258,503	(491,904)	(327,214)	(401,180)
Change in unrealized gain (loss) on investments	840,792	376,379	715,997	(979,820)	(67,891)	(35,488)	(8,657)	2,043
Reinvested capital gains	-	-	97,309	-	100,337	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,123,155	1,046,512	179,383	(1,318,394)	449,960	(378,817)	(359,184)	(411,917)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,785,901	1,558,223	22,763	693,016	338,615	420,118	210,852	41,079
Transfers between funds	(2,844,520)	41,356,322	(1,951,700)	(2,414,207)	(3,305,768)	2,590,649	640,035	866,931
Redemptions (note 3)	(3,870,383)	(1,448,272)	(138,134)	(293,159)	(636,784)	(400,317)	(43,952)	(15,146)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,263)	(13,794)	(220)	(2,662)	(1,207)	(3,905)	(1,394)	-
Adjustments to maintain reserves	9,746	(18,023)	(78)	(852)	(472)	1,784	(5)	(14)

Net equity transactions	(4,935,519)	41,434,456	(2,067,369)	(2,017,864)	(3,605,616)	2,608,329	805,536	892,850

Net change in contract owners’ equity	187,636	42,480,968	(1,887,986)	(3,336,258)	(3,155,656)	2,229,512	446,352	480,933
Contract owners’ equity beginning of period	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038	554,202	73,269

Contract owners’ equity end of period	$54,386,699	54,199,063	1,615,679	3,503,665	2,340,894	5,496,550	1,000,554	554,202

CHANGES IN UNITS:
Beginning units	5,040,280	1,107,488	415,420	611,121	519,408	286,132	99,013	9,963
Units purchased	13,483,354	9,976,608	221,640	505,677	409,938	2,755,645	17,986,567	10,234,578
Units redeemed	(14,050,059)	(6,043,816)	(463,214)	(701,378)	(735,452)	(2,522,369)	(17,805,327)	(10,145,528)

Ending units	4,473,575	5,040,280	173,846	415,420	193,894	519,408	280,253	99,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROAHY		PROA30		PROBNK		PROBM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,117,456	(21,921)	(17,485)	(22,465)	(16,356)	(1,845)	(13,434)	(2,009)
Realized gain (loss) on investments	2,425,271	(801,398)	46,586	(373,138)	80,977	(55,521)	(65,800)	(77,457)
Change in unrealized gain (loss) on investments	(626,475)	(47,458)	94,972	(79,490)	49,412	1,232	60,571	(16,750)
Reinvested capital gains	-	215,264	-	80,266	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,916,252	(655,513)	124,073	(394,827)	114,033	(56,134)	(18,663)	(96,216)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,749,448	108,767	239,607	301,005	185,252	4,721	242,117	18,817
Transfers between funds	56,072,393	(996,635)	1,016,053	(3,753,553)	1,199,977	202,886	1,141,277	497,332
Redemptions (note 3)	(3,324,899)	(681,599)	(239,375)	(111,074)	(132,474)	(95)	(53,610)	(21,072)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,547)	(13,141)	(321)	(1,560)	(1,573)	(1)	(210)	(15)
Adjustments to maintain reserves	(116)	(161)	(46)	(172)	(17)	(10)	(48)	(16)

Net equity transactions	55,474,279	(1,582,769)	1,015,918	(3,565,354)	1,251,165	207,501	1,329,526	495,046

Net change in contract owners’ equity	58,390,531	(2,238,282)	1,139,991	(3,960,181)	1,365,198	151,367	1,310,863	398,830
Contract owners’ equity beginning of period	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-	398,830	-

Contract owners’ equity end of period	$62,207,797	3,817,266	2,518,717	1,378,726	1,516,565	151,367	1,709,693	398,830

CHANGES IN UNITS:
Beginning units	346,045	556,884	172,456	480,729	20,324	-	51,733	-
Units purchased	20,645,216	9,804,760	3,114,015	1,335,719	1,073,723	1,291,652	1,090,052	262,408
Units redeemed	(15,970,194)	(10,015,599)	(3,009,594)	(1,643,992)	(938,882)	(1,271,328)	(933,785)	(210,675)

Ending units	5,021,067	346,045	276,877	172,456	155,165	20,324	208,000	51,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROBR		PROBIO		PROBL		PROCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(26,964)	(24,006)	(26,401)	(2,020)	(111,940)	(95,026)	(1,822)	(1,910)
Realized gain (loss) on investments	(479,422)	(315,446)	213,797	(50,598)	612,235	(361,956)	53,066	(38,128)
Change in unrealized gain (loss) on investments	37,430	117,772	(96,694)	6,382	169,391	18,313	2,586	6,009
Reinvested capital gains	-	-	-	-	-	92,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(468,956)	(221,680)	90,702	(46,236)	669,686	(346,388)	53,830	(34,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,159,310	263,167	491,814	59,664	3,264,278	427,308	493,042	88,899
Transfers between funds	(3,055,305)	(1,161,198)	5,534,805	115,991	5,518,652	4,891,963	65,135	220,546
Redemptions (note 3)	(554,505)	(320,158)	(99,291)	(5,508)	(835,299)	(1,172,530)	(121,569)	(25,594)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,322)	(1,790)	(490)	(3)	(6,499)	(54,057)	(2,469)	(542)
Adjustments to maintain reserves	(71)	(15)	(55)	(4)	(44)	(551)	(52)	(23)

Net equity transactions	(451,893)	(1,219,994)	5,926,783	170,140	7,941,088	4,092,133	434,087	283,286

Net change in contract owners’ equity	(920,849)	(1,441,674)	6,017,485	123,904	8,610,774	3,745,745	487,917	249,257
Contract owners’ equity beginning of period	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347	249,257	-

Contract owners’ equity end of period	$992,882	1,913,731	6,141,389	123,904	16,287,866	7,677,092	737,174	249,257

CHANGES IN UNITS:
Beginning units	235,554	373,984	13,260	-	755,218	380,000	25,237	-
Units purchased	3,110,695	3,168,037	1,151,366	379,515	11,056,300	13,435,098	296,872	145,429
Units redeemed	(3,196,509)	(3,306,467)	(691,429)	(366,255)	(10,393,360)	(13,059,880)	(253,704)	(120,192)

Ending units	149,740	235,554	473,197	13,260	1,418,158	755,218	68,405	25,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROCS		PROEM		PROE30		PROFIN
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(30,707)	(1,426)	(10,773)	(55,214)	(1,165)	(2,150)	(8,728)	(1,222)
Realized gain (loss) on investments		265,877	(5,499)	(156,313)	(530,056)	48,660	(71,813)	29,924	25,537
Change in unrealized gain (loss) on investments		27,142	1,739	402,508	(427,949)	56,645	1,880	5,157	3,728
Reinvested capital gains		10,071	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		272,383	(5,186)	235,422	(1,013,219)	104,140	(72,083)	26,353	28,043

Equity transactions:
Purchase payments received from contract owners (note 3)		569,462	82,595	279,410	353,202	23,215	4,771	378,855	16,422
Transfers between funds		(183,933)	472,225	1,894,833	(2,530,181)	1,863,052	152,086	117,316	118,404
Redemptions (note 3)		(114,637)	(4,965)	(338,581)	(418,503)	(120,677)	(56,482)	(30,914)	(1,643)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(794)	(33)	(1,710)	(5,426)	(148)	(1,711)	(5)	(4)
Adjustments to maintain reserves		(46)	(14)	(37)	77	(21)	(28)	(48)	3

Net equity transactions		270,052	549,808	1,833,915	(2,600,831)	1,765,421	98,636	465,204	133,182

Net change in contract owners’ equity		542,435	544,622	2,069,337	(3,614,050)	1,869,561	26,553	491,557	161,225
Contract owners’ equity beginning of period		544,622	-	3,210,925	6,824,975	163,319	136,766	161,225	-

Contract owners’ equity end of period	$	1,087,057	544,622	5,280,262	3,210,925	2,032,880	163,319	652,782	161,225

CHANGES IN UNITS:
Beginning units		56,622	-	368,467	620,286	17,266	12,935	19,538	-
Units purchased		439,519	134,774	3,046,010	3,138,377	808,426	485,469	814,650	419,648
Units redeemed		(402,126)	(78,152)	(2,838,155)	(3,390,196)	(640,517)	(481,138)	(769,674)	(400,110)

Ending units		94,015	56,622	576,322	368,467	185,175	17,266	64,514	19,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROHC		PROIND		PROINT		PRONET
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(21,274)	(4,402)	(17,968)	(5,871)	(37,494)	(45,726)	(3,298)	(690)
Realized gain (loss) on investments		193,607	(80,300)	98,028	(50,068)	89,230	(454,196)	(22,132)	(30,087)
Change in unrealized gain (loss) on investments		(7,643)	6,169	24,333	(604)	254,332	(160,194)	7,757	(1,165)
Reinvested capital gains		-	-	-	-	-	-	25,296	-

Net increase (decrease) in contract owners’ equity resulting from operations		164,690	(78,533)	104,393	(56,543)	306,068	(660,116)	7,623	(31,942)

Equity transactions:
Purchase payments received from contract owners (note 3)		609,879	119,016	455,648	18,508	68,630	154,863	55,415	40,629
Transfers between funds		149,235	514,008	605,226	894,157	1,014,821	670,686	389,134	76,783
Redemptions (note 3)		(191,752)	(27,129)	(58,096)	(14,135)	(441,442)	(315,146)	(20,229)	(2,294)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(6,986)	(527)	(171)	(45)	(5,527)	(4,612)	(143)	-
Adjustments to maintain reserves		(46)	(20)	(69)	(13)	(26)	78	(18)	(10)

Net equity transactions		560,330	605,348	1,002,538	898,472	636,456	505,869	424,159	115,108

Net change in contract owners’ equity		725,020	526,815	1,106,931	841,929	942,524	(154,247)	431,782	83,166
Contract owners’ equity beginning of period		526,815	-	841,929	-	2,404,795	2,559,042	83,166	-

Contract owners’ equity end of period	$	1,251,835	526,815	1,948,860	841,929	3,347,319	2,404,795	514,948	83,166

CHANGES IN UNITS:
Beginning units		54,929	-	96,626	-	262,523	235,682	9,841	-
Units purchased		1,178,325	367,772	645,085	365,693	783,303	862,810	156,666	127,111
Units redeemed		(1,120,184)	(312,843)	(545,199)	(269,067)	(724,868)	(835,969)	(114,823)	(117,270)

Ending units		113,070	54,929	196,512	96,626	320,958	262,523	51,684	9,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROJP		PRON		PROOG		PROPHR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,420)	(5,292)	(44,421)	(25,428)	(50,843)	(57,059)	(6,436)	(5,860)
Realized gain (loss) on investments	(6,573)	(139,175)	522,680	(126,469)	(44,779)	629,174	195,088	(40,105)
Change in unrealized gain (loss) on investments	49,427	(16,842)	(13,833)	446	(94,942)	(170,139)	(78,489)	57,216
Reinvested capital gains	-	-	-	-	227,858	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,434	(161,309)	464,426	(151,451)	37,294	401,976	110,163	11,251

Equity transactions:
Purchase payments received from contract owners (note 3)	22,810	4,299	436,803	236,326	427,823	765,995	351,596	18,416
Transfers between funds	1,043,859	(77,494)	1,606,544	1,362,318	17,090	(3,571,044)	(2,113,592)	2,944,699
Redemptions (note 3)	(32,935)	(10,926)	(369,947)	(241,545)	(207,713)	(316,209)	(220,166)	(15,586)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(95)	(401)	(2,664)	(324)	(779)	(2,780)	(898)	(36)
Adjustments to maintain reserves	(9)	(8)	(19)	(143)	(63)	295	(63)	(21)

Net equity transactions	1,033,630	(84,530)	1,670,717	1,356,632	236,358	(3,123,743)	(1,983,123)	2,947,472

Net change in contract owners’ equity	1,071,064	(245,839)	2,135,143	1,205,181	273,652	(2,721,767)	(1,872,960)	2,958,723
Contract owners’ equity beginning of period	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352	2,958,723	-

Contract owners’ equity end of period	$1,317,530	246,466	4,763,244	2,628,101	3,516,237	3,242,585	1,085,763	2,958,723

CHANGES IN UNITS:
Beginning units	34,406	55,182	244,301	132,411	291,332	539,567	284,915	-
Units purchased	1,385,345	1,503,413	4,528,375	3,584,418	1,117,365	1,366,942	595,101	462,497
Units redeemed	(1,266,821)	(1,524,189)	(4,387,481)	(3,472,528)	(1,097,226)	(1,615,177)	(785,232)	(177,582)

Ending units	152,930	34,406	385,195	244,301	311,471	291,332	94,784	284,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROPM		PRORE		PRORRO		PROSCN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(51,136)	(28,442)	24,769	(3,676)	(20,580)	(27,125)	(3,833)	(815)
Realized gain (loss) on investments	(709,683)	(342,156)	159,715	(119,485)	(620,261)	(915,760)	(37,752)	(43,900)
Change in unrealized gain (loss) on investments	21,393	(245,327)	(66,633)	13,663	5,757	50,818	2,628	(3,232)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(739,426)	(615,925)	117,851	(109,498)	(635,084)	(892,067)	(38,957)	(47,947)

Equity transactions:
Purchase payments received from contract owners (note 3)	219,902	1,530,410	452,693	161,724	112,379	92,979	19,117	5,929
Transfers between funds	404,107	2,395,848	2,490,374	372,035	1,294,307	(904,308)	3,762	191,780
Redemptions (note 3)	(219,704)	(110,368)	(191,609)	(3,773)	(414,042)	(298,696)	(3,045)	(20,102)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(710)	(1,229)	(3,727)	(1)	(1,169)	(5,644)	-	(5)
Adjustments to maintain reserves	(83)	(19)	(45)	(20)	(74)	(125)	(11)	-

Net equity transactions	403,512	3,814,642	2,747,686	529,965	991,401	(1,115,794)	19,823	177,602

Net change in contract owners’ equity	(335,914)	3,198,717	2,865,537	420,467	356,317	(2,007,861)	(19,134)	129,655
Contract owners’ equity beginning of period	3,198,717	-	420,467	-	508,047	2,515,908	129,655	-

Contract owners’ equity end of period	$2,862,803	3,198,717	3,286,004	420,467	864,364	508,047	110,521	129,655

CHANGES IN UNITS:
Beginning units	386,534	-	45,390	-	93,888	285,625	14,743	-
Units purchased	2,325,594	2,344,951	1,542,741	603,820	24,355,255	12,344,445	515,225	238,601
Units redeemed	(2,301,185)	(1,958,417)	(1,280,558)	(558,430)	(24,274,622)	(12,536,182)	(516,659)	(223,858)

Ending units	410,943	386,534	307,573	45,390	174,521	93,888	13,309	14,743

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROSEM		PROSIN		PROSN		PROTEC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,029)	(9,152)	(12,090)	(13,201)	(6,951)	(9,983)	(28,779)	(6,099)
Realized gain (loss) on investments	(85,419)	(138,074)	(239,366)	(223,391)	(114,118)	(68,680)	(2,279)	(33,197)
Change in unrealized gain (loss) on investments	(42,487)	28,769	(7,577)	(15,407)	4,001	7,301	(42,296)	(21,619)
Reinvested capital gains	-	-	23,433	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(138,935)	(118,457)	(235,600)	(251,999)	(117,068)	(71,362)	(73,354)	(60,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,229	4,457	86,806	45,137	36,550	40,496	960,733	193,314
Transfers between funds	779	637,885	(834,697)	1,593,184	70,281	(156,523)	237,997	890,320
Redemptions (note 3)	(229,810)	(68,830)	(8,824)	(28,956)	(44,540)	(49,085)	(202,134)	(29,958)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(81)	(970)	(3)	(1)	-	(977)	(3,657)	(278)
Adjustments to maintain reserves	(27)	1,789	(48)	205	(8)	28	(29)	(34)

Net equity transactions	(163,910)	574,331	(756,766)	1,609,569	62,283	(166,061)	992,910	1,053,364

Net change in contract owners’ equity	(302,845)	455,874	(992,366)	1,357,570	(54,785)	(237,423)	919,556	992,449
Contract owners’ equity beginning of period	794,238	338,364	1,382,717	25,147	549,135	786,558	992,449	-

Contract owners’ equity end of period	$491,393	794,238	390,351	1,382,717	494,350	549,135	1,912,005	992,449

CHANGES IN UNITS:
Beginning units	87,819	40,731	162,410	2,950	72,310	90,870	107,196	-
Units purchased	1,666,958	2,429,501	1,330,284	1,990,893	2,277,332	2,337,999	666,561	404,364
Units redeemed	(1,691,508)	(2,382,413)	(1,434,418)	(1,831,433)	(2,268,132)	(2,356,559)	(583,649)	(297,168)

Ending units	63,269	87,819	58,276	162,410	81,510	72,310	190,108	107,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROTEL		PROGVP		PROUN		PROUTL
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(16,593)	(931)	(81,635)	(36,560)	(35,796)	(17,209)	5,396	(5,557)
Realized gain (loss) on investments	33,635	(12,560)	(757,266)	1,296,033	915,657	(166,893)	18,465	29,640
Change in unrealized gain (loss) on investments	(116,121)	141	(103,501)	77,699	93,257	(38,936)	(44,313)	48,870
Reinvested capital gains	-	-	814,658	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,079)	(13,350)	(127,744)	1,337,172	973,118	(223,038)	(20,452)	72,953

Equity transactions:
Purchase payments received from contract owners (note 3)	95,839	18,373	955,042	138,380	130,634	231,383	602,500	122,417
Transfers between funds	3,978,860	30,090	146,471	244,269	(1,182,977)	1,241,694	(227,755)	1,489,147
Redemptions (note 3)	(27,736)	-	(1,105,998)	(490,560)	(353,380)	(83,611)	(278,400)	(20,907)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(15,679)	(1,401)	(3,930)	(836)	(4,904)	(4)
Adjustments to maintain reserves	(11)	(19)	(1)	(93)	(37)	(1)	(110)	20

Net equity transactions	4,046,891	48,444	(20,165)	(109,405)	(1,409,690)	1,388,629	91,331	1,590,673

Net change in contract owners’ equity	3,947,812	35,094	(147,909)	1,227,767	(436,572)	1,165,591	70,879	1,663,626
Contract owners’ equity beginning of period	35,094	-	3,284,785	2,057,018	1,790,643	625,052	1,663,626	-

Contract owners’ equity end of period	$3,982,906	35,094	3,136,876	3,284,785	1,354,071	1,790,643	1,734,505	1,663,626

CHANGES IN UNITS:
Beginning units	3,690	-	221,028	195,289	161,850	54,992	154,187	-
Units purchased	906,817	163,170	13,913,136	10,451,621	2,272,077	1,855,290	1,145,337	413,868
Units redeemed	(546,773)	(159,480)	(13,922,915)	(10,425,882)	(2,341,067)	(1,748,432)	(1,135,954)	(259,681)

Ending units	363,734	3,690	211,249	221,028	92,860	161,850	163,570	154,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMFU		RVAAS		RVACS		RVAMS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(78,594)	(114,961)	(4,011)	(17,791)	12,827	(30,361)	6,641	(53,664)
Realized gain (loss) on investments	(690,753)	(29,979)	(5,043)	66,161	10,083	164,233	74,039	314,084
Change in unrealized gain (loss) on investments	24,110	(681,567)	41,306	(314,336)	143,834	(169,843)	275,427	(469,633)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(745,237)	(826,507)	32,252	(265,966)	166,744	(35,971)	356,107	(209,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	330,497	366,192	10,321	36,385	289,769	131,835	129,721	169,228
Transfers between funds	(2,565,281)	857,569	68,257	100,172	1,070,206	(863,558)	(131,080)	(63,918)
Redemptions (note 3)	(494,199)	(891,912)	(124,314)	(3,800,797)	(529,686)	(305,317)	(524,032)	(372,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,884)	(19,000)	(1,525)	(119,674)	(3,705)	(37)	(135)	(3,187)
Adjustments to maintain reserves	(118)	(134)	(25)	(60)	(44)	(43)	(22)	102

Net equity transactions	(2,740,985)	312,715	(47,286)	(3,783,974)	826,540	(1,037,120)	(525,548)	(270,171)

Net change in contract owners’ equity	(3,486,222)	(513,792)	(15,034)	(4,049,940)	993,284	(1,073,091)	(169,441)	(479,384)
Contract owners’ equity beginning of period	6,966,058	7,479,850	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

Contract owners’ equity end of period	$3,479,836	6,966,058	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

CHANGES IN UNITS:
Beginning units	884,949	855,936	58,543	445,037	192,189	292,601	431,152	460,683
Units purchased	224,495	454,245	78,256	260,887	317,582	507,916	113,728	357,208
Units redeemed	(602,788)	(425,232)	(85,328)	(647,381)	(235,238)	(608,328)	(163,468)	(386,739)

Ending units	506,656	884,949	51,471	58,543	274,533	192,189	381,412	431,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RSRF		RVAMR		RBKF		RBMF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(114,140)	(146,240)	(168,349)	(195,523)	(33,282)	(17,792)	(90,408)	(170,899)
Realized gain (loss) on investments	56,517	397,573	522,602	505,282	64,862	(321,200)	(243,480)	(1,444,739)
Change in unrealized gain (loss) on investments	331,994	(1,003,574)	258,876	(1,471,001)	94,332	(26,620)	318,783	(1,737,406)
Reinvested capital gains	-	-	606,242	-	4,048	-	594,172	1,084,975

Net increase (decrease) in contract owners’ equity resulting from operations	274,371	(752,241)	1,219,371	(1,161,242)	129,960	(365,612)	579,067	(2,268,069)

Equity transactions:
Purchase payments received from contract owners (note 3)	221,618	343,218	528,784	397,536	40,411	121,291	120,823	434,950
Transfers between funds	(839,753)	(1,344,169)	(127,759)	434,598	2,961,455	(1,391,046)	690,371	(9,107,330)
Redemptions (note 3)	(983,714)	(1,534,114)	(2,338,022)	(1,787,743)	(277,827)	(277,947)	(997,931)	(1,952,386)
Annuity benefits	-	-	-	-	-	-	(2,072)	(5,440)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,021)	(17,013)	(47,898)	(17,302)	(2,914)	(897)	(4,887)	(10,227)
Adjustments to maintain reserves	(129)	(99)	(101)	(62)	(329)	1,564	(113)	12,070

Net equity transactions	(1,606,999)	(2,552,177)	(1,984,996)	(972,973)	2,720,796	(1,547,035)	(193,809)	(10,628,363)

Net change in contract owners’ equity	(1,332,628)	(3,304,418)	(765,625)	(2,134,215)	2,850,756	(1,912,647)	385,258	(12,896,432)
Contract owners’ equity beginning of period	8,530,419	11,834,837	11,397,397	13,531,612	833,475	2,746,122	6,618,404	19,514,836

Contract owners’ equity end of period	$7,197,791	8,530,419	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404

CHANGES IN UNITS:
Beginning units	738,378	945,398	1,278,798	1,384,728	158,278	400,518	329,769	799,928
Units purchased	194,296	146,143	199,005	510,964	4,274,095	6,441,657	2,241,873	3,005,973
Units redeemed	(338,221)	(353,163)	(413,549)	(616,894)	(3,847,530)	(6,683,897)	(2,253,900)	(3,476,132)

Ending units	594,453	738,378	1,064,254	1,278,798	584,843	158,278	317,742	329,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVBER		RBF		RVCLR		RVCMD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,671)	5,582	(116,256)	(95,204)	(3,690)	30,244	(75,755)	527,276
Realized gain (loss) on investments	264,481	370,362	2,463,292	(766,743)	89,535	286,071	(787,163)	256,970
Change in unrealized gain (loss) on investments	524,361	(880,522)	(328,593)	126,379	893,785	(635,909)	668,322	(1,517,593)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,171	(504,578)	2,018,443	(735,568)	979,630	(319,594)	(194,596)	(733,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	460,274	570,660	357,031	378,987	869,713	829,849	141,147	590,372
Transfers between funds	(136,847)	936,101	(335,284)	2,734,612	4,617,043	2,614,540	(695,513)	(2,140,145)
Redemptions (note 3)	(1,257,245)	(1,024,077)	(1,091,039)	(776,754)	(1,973,778)	(1,512,049)	(532,672)	(1,190,846)
Annuity benefits	-	-	-	(2,170)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,240)	(8,434)	(37,297)	(3,303)	(8,647)	(7,217)	(5,035)	(19,950)
Adjustments to maintain reserves	(126)	(81)	(85)	(1,343)	(89)	(57)	(142)	(3,500)

Net equity transactions	(953,184)	474,169	(1,106,674)	2,330,029	3,504,242	1,925,066	(1,092,215)	(2,764,069)

Net change in contract owners’ equity	(197,013)	(30,409)	911,769	1,594,461	4,483,872	1,605,472	(1,286,811)	(3,497,416)
Contract owners’ equity beginning of period	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221	5,828,149	9,325,565

Contract owners’ equity end of period	$7,703,594	7,900,607	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149

CHANGES IN UNITS:
Beginning units	912,603	863,401	511,648	400,924	1,041,864	846,387	1,163,910	1,715,037
Units purchased	205,721	521,875	3,451,050	6,514,105	903,168	1,133,035	2,075,578	2,997,964
Units redeemed	(314,345)	(472,673)	(3,520,609)	(6,403,381)	(546,722)	(937,558)	(2,309,596)	(3,549,091)

Ending units	803,979	912,603	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RCPF		RVLDD		RVDFA		RVDSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,451)	9,437	(88,747)	(108,557)	(213,266)	(239,471)	(272,952)	(379,506)
Realized gain (loss) on investments	874,518	569,172	1,542,677	346,581	(58,064)	(246,247)	523,666	114,190
Change in unrealized gain (loss) on investments	(250,728)	150,773	(370,097)	257,343	448,000	(2,621,445)	226,570	(2,309,026)
Reinvested capital gains	-	-	-	-	-	388,719	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	606,339	729,382	1,083,833	495,367	176,670	(2,718,444)	477,284	(2,574,342)

Equity transactions:
Purchase payments received from contract owners (note 3)	415,213	165,560	190,969	2,229,257	431,574	1,459,650	776,326	788,503
Transfers between funds	(575,063)	2,590,394	(3,929,402)	2,715,362	(2,481,074)	(2,160,012)	(3,782,526)	(3,986,282)
Redemptions (note 3)	(1,332,294)	(1,229,909)	(641,965)	(2,742,899)	(3,584,465)	(1,491,071)	(6,223,893)	(6,677,107)
Annuity benefits	(2,250)	(4,465)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,700)	(4,459)	(2,516)	(21,977)	(5,495)	(19,247)	(11,900)	(24,957)
Adjustments to maintain reserves	(220)	2,517	(121)	(123)	(121)	1,416	(133)	568

Net equity transactions	(1,506,314)	1,519,638	(4,383,035)	2,179,620	(5,639,581)	(2,209,264)	(9,242,126)	(9,899,275)

Net change in contract owners’ equity	(899,975)	2,249,020	(3,299,202)	2,674,987	(5,462,911)	(4,927,708)	(8,764,842)	(12,473,617)
Contract owners’ equity beginning of period	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375	22,892,659	35,366,276

Contract owners’ equity end of period	$7,652,079	8,552,054	6,909,061	10,208,263	10,441,756	15,904,667	14,127,817	22,892,659

CHANGES IN UNITS:
Beginning units	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161	2,618,123	3,695,517
Units purchased	3,003,789	3,662,649	5,940,169	11,999,066	84,475	465,970	235,380	598,109
Units redeemed	(3,075,154)	(3,583,579)	(6,395,334)	(11,775,609)	(730,664)	(736,910)	(1,275,307)	(1,675,503)

Ending units	382,444	453,809	633,796	1,088,961	1,212,032	1,858,221	1,578,196	2,618,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RELF		RENF		RESF		RLCE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(31,067)	(61,684)	(138,371)	(214,730)	(112,425)	(190,873)	(1,778)	(43,544)
Realized gain (loss) on investments	(40,927)	(1,918,015)	(653,883)	(136,249)	(1,510,902)	(292,055)	98,316	(432,956)
Change in unrealized gain (loss) on investments	82,670	(14,441)	(613,203)	(1,188,379)	185,538	(2,000,237)	222,067	(48,586)
Reinvested capital gains	-	1,545,477	1,340,447	60,626	1,109,925	989,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,676	(448,663)	(65,010)	(1,478,732)	(327,864)	(1,493,860)	318,605	(525,086)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,413	80,464	735,046	1,180,677	420,240	1,127,042	215,290	15,101
Transfers between funds	551,415	(2,660,464)	(259,396)	(2,430,143)	(1,620,392)	(6,134,769)	4,803,612	(339,843)
Redemptions (note 3)	(424,297)	(799,677)	(1,329,823)	(2,092,255)	(803,667)	(1,561,487)	(427,332)	(419,190)
Annuity benefits	-	-	(3,707)	(7,462)	(3,510)	(4,190)	(871)	(998)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,746)	(3,734)	(8,517)	(12,875)	(6,621)	(7,739)	(5,630)	(2,605)
Adjustments to maintain reserves	(77)	(5,080)	(2,341)	10,973	(121)	12,356	(107)	176

Net equity transactions	155,708	(3,388,491)	(868,738)	(3,351,085)	(2,014,071)	(6,568,787)	4,584,962	(747,359)

Net change in contract owners’ equity	166,384	(3,837,154)	(933,748)	(4,829,817)	(2,341,935)	(8,062,647)	4,903,567	(1,272,445)
Contract owners’ equity beginning of period	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712	1,848,265	3,120,710

Contract owners’ equity end of period	$2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065	6,751,832	1,848,265

CHANGES IN UNITS:
Beginning units	274,559	687,060	431,951	604,777	331,307	588,785	226,240	316,669
Units purchased	4,267,896	8,219,666	2,110,919	3,728,122	2,105,823	2,604,243	3,373,530	3,343,353
Units redeemed	(4,243,636)	(8,632,167)	(2,158,354)	(3,900,948)	(2,195,516)	(2,861,721)	(2,875,170)	(3,433,782)

Ending units	298,819	274,559	384,516	431,951	241,614	331,307	724,600	226,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RFSF		RUGB		RHCF		RINF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(43,928)	(51,613)	(152,055)	64,747	(100,981)	(118,209)	(52,468)	(82,549)
Realized gain (loss) on investments	561,275	(421,780)	(2,234,251)	8,872,767	1,205,772	(473,931)	(91,390)	(145,969)
Change in unrealized gain (loss) on investments	45,296	(65,064)	(632,864)	471,238	(177,149)	55,916	(270,390)	(466,137)
Reinvested capital gains	-	-	3,173,985	-	-	-	888,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	562,643	(538,457)	154,815	9,408,752	927,642	(536,224)	474,547	(694,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,630	193,712	1,019,942	2,403,321	258,755	250,332	92,022	236,220
Transfers between funds	1,144,010	(993,237)	(7,778,426)	1,374,999	851,616	2,006,889	48,225	(5,870,422)
Redemptions (note 3)	(507,588)	(553,357)	(2,415,755)	(1,858,571)	(997,965)	(1,180,956)	(650,390)	(1,003,370)
Annuity benefits	-	(1,114)	-	-	(1,629)	(3,531)	(3,319)	(5,339)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,161)	(3,286)	(46,229)	(19,298)	(8,262)	(4,439)	(3,352)	(5,599)
Adjustments to maintain reserves	(122)	204	(14,674)	(29,560)	(1,529)	(1,630)	(89)	2,235

Net equity transactions	844,769	(1,357,078)	(9,235,142)	1,870,891	100,986	1,066,665	(516,903)	(6,646,275)

Net change in contract owners’ equity	1,407,412	(1,895,535)	(9,080,327)	11,279,643	1,028,628	530,441	(42,356)	(7,340,930)
Contract owners’ equity beginning of period	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115	3,361,955	10,702,885

Contract owners’ equity end of period	$4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556	3,319,599	3,361,955

CHANGES IN UNITS:
Beginning units	450,938	608,405	1,104,597	657,160	520,632	491,192	221,146	611,617
Units purchased	2,627,426	2,916,748	17,131,719	12,750,499	3,688,786	5,175,558	671,948	1,702,314
Units redeemed	(2,533,214)	(3,074,215)	(17,648,806)	(12,303,062)	(3,681,087)	(5,146,118)	(707,952)	(2,092,785)

Ending units	545,150	450,938	587,510	1,104,597	528,331	520,632	185,142	221,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVIDD		RJNF		RVIMC		RAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(68,875)	(87,612)	(70,493)	(78,193)	(14,829)	(14,368)	(32,041)	(41,665)
Realized gain (loss) on investments	(1,688,930)	(2,307,393)	(323,003)	(1,601,425)	(297,407)	(149,076)	(342,464)	(585,414)
Change in unrealized gain (loss) on investments	198,808	(29,807)	15,114	(62,705)	75,882	(29,023)	15,792	(21,799)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,558,997)	(2,424,812)	(378,382)	(1,742,323)	(236,354)	(192,467)	(358,713)	(648,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,364	401,481	105,115	202,291	160,227	52,384	222,071	114,508
Transfers between funds	1,436,101	(897,341)	1,359,581	(1,781,467)	(201,985)	(166,349)	956,542	(573,247)
Redemptions (note 3)	(237,564)	(1,087,255)	(715,426)	(577,090)	(63,555)	(91,127)	(367,365)	(548,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,204)	(2,613)	(5,024)	(2,499)	(789)	(360)	(2,080)	(2,792)
Adjustments to maintain reserves	(77)	(831)	(1,079)	(6,768)	(40)	562	(40)	(913)

Net equity transactions	1,426,620	(1,586,559)	743,167	(2,165,533)	(106,142)	(204,890)	809,128	(1,011,421)

Net change in contract owners’ equity	(132,377)	(4,011,371)	364,785	(3,907,856)	(342,496)	(397,357)	450,415	(1,660,299)
Contract owners’ equity beginning of period	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342	2,106,354	3,766,653

Contract owners’ equity end of period	$3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985	2,556,769	2,106,354

CHANGES IN UNITS:
Beginning units	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512	846,407	1,332,478
Units purchased	41,193,354	39,204,497	35,743,792	14,052,667	2,486,989	2,938,969	29,976,629	44,844,874
Units redeemed	(40,851,966)	(39,918,592)	(35,607,831)	(14,511,477)	(2,536,153)	(3,009,540)	(29,593,083)	(45,330,945)

Ending units	1,663,040	1,321,652	869,975	734,014	163,777	212,941	1,229,953	846,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVISC		RUF		RLCJ		RLF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(35,146)	(51,759)	(151,540)	(122,232)	(16,097)	(36,821)	(81,540)	(79,948)
Realized gain (loss) on investments	(610,580)	(211,989)	(1,133,954)	(1,832,978)	105,468	(717,947)	683,205	793,463
Change in unrealized gain (loss) on investments	(4,653)	(12,331)	(9,332)	282,188	(6,499)	(184,196)	321,983	(676,181)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,379)	(276,079)	(1,294,826)	(1,673,022)	82,872	(938,964)	923,648	37,334

Equity transactions:
Purchase payments received from contract owners (note 3)	160,972	385,935	307,717	262,735	22,980	47,054	84,642	62,687
Transfers between funds	(667,314)	(751,010)	210,318	(1,213,442)	1,170,055	(1,872,467)	998,324	(2,246,408)
Redemptions (note 3)	(310,878)	(443,254)	(729,060)	(1,680,579)	(60,112)	(294,844)	(978,838)	(977,497)
Annuity benefits	-	-	-	-	(872)	(1,053)	(1,822)	(3,763)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(501)	(4,010)	(2,341)	(6,169)	(146)	(5,118)	(9,851)	(5,597)
Adjustments to maintain reserves	(58)	15,540	(58)	(438)	(66)	16,351	(147)	(130)

Net equity transactions	(817,779)	(796,799)	(213,424)	(2,637,893)	1,131,839	(2,110,077)	92,308	(3,170,708)

Net change in contract owners’ equity	(1,468,158)	(1,072,878)	(1,508,250)	(4,310,915)	1,214,711	(3,049,041)	1,015,956	(3,133,374)
Contract owners’ equity beginning of period	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132	4,152,238	7,285,612

Contract owners’ equity end of period	$1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091	5,168,194	4,152,238

CHANGES IN UNITS:
Beginning units	669,629	831,180	1,195,966	1,905,883	124,422	383,490	271,172	482,219
Units purchased	37,108,013	41,232,303	29,888,496	36,727,502	2,217,292	4,982,164	482,966	788,160
Units redeemed	(37,424,146)	(41,393,854)	(30,012,107)	(37,437,419)	(2,095,258)	(5,241,232)	(470,394)	(999,207)

Ending units	353,496	669,629	1,072,355	1,195,966	246,456	124,422	283,744	271,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RMED		RVARS		RVF		ROF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(60,191)	(93,755)	(52,757)	(87,163)	(116,093)	(88,117)	(137,980)	(119,177)
Realized gain (loss) on investments	866,733	(45,567)	382,151	175,422	3,123,538	(1,915,126)	1,349,474	149,789
Change in unrealized gain (loss) on investments	123,520	(572,628)	(282,372)	21,887	(102,846)	(167,764)	53,040	(280,477)
Reinvested capital gains	-	-	-	-	-	692,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	930,062	(711,950)	47,022	110,146	2,904,599	(1,478,024)	1,264,534	(249,865)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,969	458,275	314,686	270,452	600,807	705,446	321,523	2,236,360
Transfers between funds	1,536,355	(4,603,774)	3,252,480	138,794	(1,090,911)	(2,779,058)	649,324	(5,085,796)
Redemptions (note 3)	(738,379)	(1,008,072)	(1,554,458)	(736,653)	(1,475,022)	(812,630)	(1,374,349)	(1,244,335)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,599)	(4,146)	(4,395)	(13,574)	(2,657)	(13,052)	(5,070)	(9,748)
Adjustments to maintain reserves	(75)	464	(214)	(140)	(132)	243	(179)	4,998

Net equity transactions	1,153,271	(5,157,253)	2,008,099	(341,121)	(1,967,915)	(2,899,051)	(408,751)	(4,098,521)

Net change in contract owners’ equity	2,083,333	(5,869,203)	2,055,121	(230,975)	936,684	(4,377,075)	855,783	(4,348,386)
Contract owners’ equity beginning of period	4,354,258	10,223,461	5,936,147	6,167,122	5,033,949	9,411,024	6,569,631	10,918,017

Contract owners’ equity end of period	$6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949	7,425,414	6,569,631

CHANGES IN UNITS:
Beginning units	265,722	552,427	676,240	714,090	514,544	952,362	435,810	719,153
Units purchased	1,827,887	3,081,564	675,742	258,228	10,124,844	9,105,317	7,644,858	9,767,427
Units redeemed	(1,771,796)	(3,368,269)	(450,752)	(296,078)	(10,180,802)	(9,543,135)	(7,644,548)	(10,050,770)

Ending units	321,813	265,722	901,230	676,240	458,586	514,544	436,120	435,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RNF		RPMF		RREF		RRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(145,623)	(152,004)	(347,779)	(540,747)	(38,088)	111,182	(76,191)	(70,343)
Realized gain (loss) on investments	2,804,804	(105,916)	(4,700,390)	2,137,061	1,874,584	(485,083)	1,006,366	259,337
Change in unrealized gain (loss) on investments	93,362	(581,904)	774,314	(12,304,655)	(69,933)	(174,292)	33,936	(325,989)
Reinvested capital gains	-	-	2,165,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,752,543	(839,824)	(2,108,010)	(10,708,341)	1,766,563	(548,193)	964,111	(136,995)

Equity transactions:
Purchase payments received from contract owners (note 3)	746,837	187,719	1,761,234	3,482,368	573,109	884,468	174,367	69,102
Transfers between funds	(1,114,093)	533,963	(359,795)	(18,578,514)	3,320,863	(4,111,550)	(4,393,207)	1,301,039
Redemptions (note 3)	(2,585,078)	(2,515,189)	(3,982,309)	(4,515,033)	(1,535,596)	(1,959,110)	(728,395)	(714,222)
Annuity benefits	-	-	(3,286)	(4,353)	-	(1,942)	-	(1,860)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,914)	(26,555)	(13,341)	(21,176)	(8,195)	(17,032)	(7,392)	(2,175)
Adjustments to maintain reserves	(93)	506	(2,010)	731	(230)	(687)	(132)	(86)

Net equity transactions	(2,969,341)	(1,819,556)	(2,599,507)	(19,635,977)	2,349,951	(5,205,853)	(4,954,759)	651,798

Net change in contract owners’ equity	(216,798)	(2,659,380)	(4,707,517)	(30,344,318)	4,116,514	(5,754,046)	(3,990,648)	514,803
Contract owners’ equity beginning of period	9,596,287	12,255,667	24,387,560	54,731,878	8,271,602	14,025,648	6,881,946	6,367,143

Contract owners’ equity end of period	$9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602	2,891,298	6,881,946

CHANGES IN UNITS:
Beginning units	1,040,432	1,293,811	1,056,256	1,736,396	526,180	891,868	449,160	429,272
Units purchased	11,233,884	9,499,863	4,193,512	5,080,603	4,429,243	5,540,356	2,555,282	3,095,771
Units redeemed	(11,432,411)	(9,753,242)	(4,364,128)	(5,760,743)	(4,275,397)	(5,906,044)	(2,842,311)	(3,075,883)

Ending units	841,905	1,040,432	885,640	1,056,256	680,026	526,180	162,131	449,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		RMEK		RTF		RVLCG		RVLCV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(67,056)	(81,931)	(132,312)	(119,550)	(285,161)	(275,168)	(122,490)	(180,488)
Realized gain (loss) on investments		665,926	(1,531,846)	2,381,491	(1,655,694)	1,765,732	(1,043,320)	1,597,264	598,193
Change in unrealized gain (loss) on investments		72,076	(419,006)	(298,383)	63,425	298,449	(522,510)	461,345	(1,193,279)
Reinvested capital gains		-	-	-	-	145,095	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		670,946	(2,032,783)	1,950,796	(1,711,819)	1,924,115	(1,840,998)	1,936,119	(775,574)

Equity transactions:
Purchase payments received from contract owners (note 3)		270,837	377,065	4,272,507	710,995	996,684	560,027	1,038,328	356,055
Transfers between funds		(75,596)	(1,310,588)	(9,918,490)	546,321	2,114,805	(68,274)	(2,686,977)	84,167
Redemptions (note 3)		(721,926)	(921,708)	(1,159,724)	(804,427)	(2,322,044)	(2,499,330)	(1,687,183)	(1,655,866)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(7,107)	(5,744)	(6,026)	(3,158)	(3,753)	(25,117)	(4,421)	(11,670)
Adjustments to maintain reserves		(944)	19,265	(208)	(2,553)	(177)	833	(167)	329

Net equity transactions		(534,736)	(1,841,710)	(6,811,941)	447,178	785,515	(2,031,861)	(3,340,420)	(1,226,985)

Net change in contract owners’ equity		136,210	(3,874,493)	(4,861,145)	(1,264,641)	2,709,630	(3,872,859)	(1,404,301)	(2,002,559)
Contract owners’ equity beginning of period		4,373,373	8,247,866	10,087,308	11,351,949	15,651,318	19,524,177	14,524,395	16,526,954

Contract owners’ equity end of period	$	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318	13,120,094	14,524,395

CHANGES IN UNITS:
Beginning units		336,537	533,873	1,396,743	1,486,798	1,364,526	1,651,539	1,398,503	1,501,383
Units purchased		4,753,302	6,145,996	16,753,430	22,447,475	5,206,953	7,049,711	5,404,523	10,619,585
Units redeemed		(4,810,398)	(6,343,332)	(17,567,834)	(22,537,530)	(5,134,115)	(7,336,724)	(5,745,516)	(10,722,465)

Ending units		279,441	336,537	582,339	1,396,743	1,437,364	1,364,526	1,057,510	1,398,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMCG		RVMCV		RVSCG		RVSCV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(193,883)	(253,388)	(126,914)	(128,449)	(120,242)	(115,758)	(67,191)	(76,103)
Realized gain (loss) on investments	26,622	1,866,922	1,594,962	(432,802)	408,495	(329,201)	393,119	457,039
Change in unrealized gain (loss) on investments	(1,321,397)	(2,539,477)	254,127	(467,164)	(8,401)	(250,296)	8,625	(384,120)
Reinvested capital gains	2,864,688	736,102	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,376,030	(189,841)	1,722,175	(1,028,415)	279,852	(695,255)	334,553	(3,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	375,306	504,411	535,096	95,533	494,866	197,104	614,537	53,529
Transfers between funds	6,906,534	(14,455,687)	(10,794,819)	13,484,318	4,476,380	(620,448)	209,702	645,134
Redemptions (note 3)	(1,235,638)	(2,420,245)	(1,124,856)	(1,148,160)	(862,193)	(1,372,954)	(691,160)	(613,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,288)	(25,498)	(1,898)	(8,731)	(2,553)	(13,319)	(2,330)	(4,720)
Adjustments to maintain reserves	(159)	110	(133)	3,347	(41)	190	(159)	200

Net equity transactions	6,038,755	(16,396,909)	(11,386,610)	12,426,307	4,106,459	(1,809,427)	130,590	80,933

Net change in contract owners’ equity	7,414,785	(16,586,750)	(9,664,435)	11,397,892	4,386,311	(2,504,682)	465,143	77,749
Contract owners’ equity beginning of period	10,603,297	27,190,047	16,294,604	4,896,712	8,354,924	10,859,606	5,824,859	5,747,110

Contract owners’ equity end of period	$18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924	6,290,002	5,824,859

CHANGES IN UNITS:
Beginning units	670,396	1,676,122	1,362,882	371,676	620,483	824,063	541,995	474,756
Units purchased	1,699,194	2,954,318	1,878,327	3,435,318	2,449,222	3,850,425	1,833,515	3,317,818
Units redeemed	(1,373,894)	(3,960,044)	(2,757,432)	(2,444,112)	(2,198,711)	(4,054,005)	(1,876,750)	(3,250,579)

Ending units	995,696	670,396	483,777	1,362,882	870,994	620,483	498,760	541,995

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVSDL		RTEC		RTEL		RTRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40,522)	(33,136)	(77,048)	(109,196)	3,606	(7,292)	(54,132)	(72,872)
Realized gain (loss) on investments	(326,556)	(453,738)	(157,172)	(557,516)	(120,888)	(265,617)	254,235	(495,033)
Change in unrealized gain (loss) on investments	(79,833)	114,474	(221,508)	(174,376)	(14,616)	(16,237)	273,970	(174,490)
Reinvested capital gains	-	-	893,636	298,007	-	58,446	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(446,911)	(372,400)	437,908	(543,081)	(131,898)	(230,700)	474,073	(742,395)

Equity transactions:
Purchase payments received from contract owners (note 3)	76,829	51,619	320,794	565,510	17,787	150,189	47,547	66,580
Transfers between funds	1,023,057	675,033	44,047	(5,085,072)	(891,647)	(2,138,312)	807,450	(2,024,118)
Redemptions (note 3)	(282,922)	(284,451)	(621,701)	(954,299)	(163,120)	(164,282)	(594,155)	(818,885)
Annuity benefits	-	-	-	-	(1,251)	(2,975)	(1,899)	(3,632)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,573)	(3,456)	(2,606)	(4,776)	(335)	(597)	(2,122)	(4,009)
Adjustments to maintain reserves	(106)	(1,168)	(156)	(1,165)	(84)	(4,327)	(99)	1,722

Net equity transactions	812,285	437,577	(259,622)	(5,479,802)	(1,038,650)	(2,160,304)	256,722	(2,782,342)

Net change in contract owners’ equity	365,374	65,177	178,286	(6,022,883)	(1,170,548)	(2,391,004)	730,795	(3,524,737)
Contract owners’ equity beginning of period	2,839,577	2,774,400	4,491,807	10,514,690	2,094,113	4,485,117	3,561,657	7,086,394

Contract owners’ equity end of period	$3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113	4,292,452	3,561,657

CHANGES IN UNITS:
Beginning units	465,951	430,980	376,999	790,795	281,388	509,641	254,532	443,935
Units purchased	6,797,120	8,611,113	2,083,208	4,495,000	4,840,151	6,508,296	1,879,725	3,352,565
Units redeemed	(6,695,917)	(8,576,142)	(2,105,260)	(4,908,796)	(5,002,518)	(6,736,549)	(1,867,765)	(3,541,968)

Ending units	567,154	465,951	354,947	376,999	119,021	281,388	266,492	254,532

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RUTL		RVWDL		VWHA		VWAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$62,310	33,705	(11,293)	(26,414)	(11,433)	(6,998)	(32,150)	(7,839)
Realized gain (loss) on investments	176,988	595,590	(68,363)	(51,837)	(152,753)	(59,005)	(720)	(493)
Change in unrealized gain (loss) on investments	(353,517)	202,578	52,337	(54,413)	122,484	(101,136)	25,628	(21,413)
Reinvested capital gains	-	-	-	-	66,712	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(114,219)	831,873	(27,319)	(132,664)	25,010	(167,139)	(7,242)	(29,745)

Equity transactions:
Purchase payments received from contract owners (note 3)	317,102	374,060	68,997	92,353	761,688	246,548	734,112	1,799,672
Transfers between funds	(3,353,336)	2,175,301	3,797	(584,648)	750,343	617,518	29,478	239,688
Redemptions (note 3)	(726,592)	(828,898)	(64,356)	(258,430)	(48,508)	(25,145)	(3,809)	(1,176)
Annuity benefits	(2,127)	(4,318)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,730)	(2,976)	(520)	(1,506)	(625)	(73)	-	-
Adjustments to maintain reserves	(150)	(14,773)	(27)	(153)	(50)	(23)	(44)	-

Net equity transactions	(3,769,833)	1,698,396	7,891	(752,384)	1,462,848	838,825	759,737	2,038,184

Net change in contract owners’ equity	(3,884,052)	2,530,269	(19,428)	(885,048)	1,487,858	671,686	752,495	2,008,439
Contract owners’ equity beginning of period	9,656,610	7,126,341	822,499	1,707,547	671,686	-	2,008,439	-

Contract owners’ equity end of period	$5,772,558	9,656,610	803,071	822,499	2,159,544	671,686	2,760,934	2,008,439

CHANGES IN UNITS:
Beginning units	801,459	677,177	79,878	155,516	86,604	-	208,859	-
Units purchased	5,281,530	7,705,666	617,626	1,034,428	292,387	167,737	107,267	211,372
Units redeemed	(5,603,913)	(7,581,384)	(619,645)	(1,110,066)	(102,741)	(81,133)	(28,606)	(2,513)

Ending units	479,076	801,459	77,859	79,878	276,250	86,604	287,520	208,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		RVASA		SBIEP		RVIRO
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(72,806)	(78,370)	24,692	23,476	(245)	7,432	-	(15,352)
Realized gain (loss) on investments	848,967	717,761	(160,531)	13,818	(35,033)	(3,022)	-	45,052
Change in unrealized gain (loss) on investments	2,530,212	(2,851,794)	82,292	(206,550)	40,356	(17,034)	-	(38,605)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,306,373	(2,212,403)	(53,547)	(169,256)	5,078	(12,624)	-	(8,905)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,351,524	2,155,985	105,129	145,537	(1)	-	-	91,668
Transfers between funds	3,212,199	4,342,587	(3,298,631)	(54,130)	(61,580)	-	-	(3,390,738)
Redemptions (note 3)	(3,551,370)	(1,955,551)	(62,470)	(264,998)	(29,993)	-	-	(126,685)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(10)	(29)	-	-
Contingent deferred sales charges (note 2)	(28,504)	(5,831)	(829)	(5,263)	-	-	-	(774)
Adjustments to maintain reserves	(122)	(479)	(29)	(104)	(3)	2	-	(36)

Net equity transactions	983,727	4,536,711	(3,256,830)	(178,958)	(91,587)	(27)	-	(3,426,565)

Net change in contract owners’ equity	4,290,100	2,324,308	(3,310,377)	(348,214)	(86,509)	(12,651)	-	(3,435,470)
Contract owners’ equity beginning of period	19,482,900	17,158,592	3,310,377	3,658,591	86,509	99,160	-	3,435,470

Contract owners’ equity end of period	$23,773,000	19,482,900	-	3,310,377	-	86,509	-	-

CHANGES IN UNITS:
Beginning units	2,026,378	1,623,923	360,426	380,558	8,400	8,402	-	430,229
Units purchased	1,978,352	1,469,137	138,330	62,637	-	-	-	24,797
Units redeemed	(1,885,390)	(1,066,682)	(498,756)	(82,769)	(8,400)	(2)	-	(455,026)

Ending units	2,119,340	2,026,378	-	360,426	-	8,400	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Dynamic VP HY Bond Fund (DXVHY)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class III (TRF3)

  NVIT Government Bond Fund - Class III (GBF3)

  NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

  NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

  NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

  NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

  NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

  NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

  NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

  NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

  NVIT Multi-Manager Small Company Fund - Class III (SCF3)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Money Market Fund - Class II (NVMM2)

Northern Lights Variable Trust

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund Portfolio - Service Class 2 R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -  Class I (SBTRP)*

  Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  Access VP High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil and Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

RYDEX FUNDS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - All-Asset Aggressive Strategy (RVAAS)

  Variable Fund - All Asset Conservative Strategy (RVACS)

  Variable Fund - All-Asset Moderate Strategy (RVAMS)

  Variable Fund - U.S. Long Short Momentum (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Fund - DWA Flexible Allocation (RVDFA)

  Variable Fund - DWA Sector Rotation (RVDSR)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2012, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with CDSC schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2

0.45%	$207,315	$2,297	$262	$239	$338	$373	$102	$282
0.65%	25,620	211	23	-	4	5	-	-
0.70%	2,450	-	-	-	-	-	-	-
0.80%	135	57	-	-	-	-	-	-
0.85%	7,628	-	-	-	-	2	-	-
0.90%	1,045	-	-	-	-	-	-	-
0.95%	4,007	133	-	-	-	-	-	-
1.00%	5,159	-	-	-	-	-	-	-
1.05%	336	-	-	-	-	-	-	-
1.10%	1,811	-	-	-	-	-	-	-
1.15%	2,518,391	54,634	2,848	55,304	746	605	325	493
1.20%	843	-	-	-	-	-	-	-
1.25%	848,565	13,476	1,917	38,611	336	635	98	762
1.30%	27,539	-	-	-	-	-	-	-
1.35%	4,230,931	95,387	9,216	57,782	210	1,875	796	2,021
1.40%	813,183	19,160	121	188	241	69	-	427
1.45%	88,113	2,674	109	5,909	6	345	6	348
1.50%	2	-	-	-	-	-	-	-
1.55%	1,491,089	38,477	844	12,753	65	796	111	2,940
1.60%	1,297,968	20,905	1,494	4,065	100	221	92	197
1.65%	1,513,599	7,934	38	49,473	99	461	5	211
1.80%	503,852	6,567	1,543	2,181	11	446	60	661
1.85%	74,747	559	2	97	1	3	1	3
1.90%	1,066,440	26,958	7,508	213	772	3,643	1	422
1.95%	400,561	4,370	130	9,533	136	208	190	98
2.00%	125,152	756	-	546	-	118	132	-
2.05%	19,566	-	-	-	-	-	-	-
2.10%	292,856	2,646	540	-	531	1,262	75	582
2.15%	161,997	-	83	15	-	-	-	-
2.20%	34,831	1,061	-	-	-	-	-	-
2.25%	6,068	549	-	-	-	-	-	-
2.30%	101,157	-	-	-	-	-	-	-
2.35%	49,650	-	98	-	-	108	-	-
2.40%	9,886	-	-	-	-	-	-	-
2.45%	99,160	1,604	-	-	-	202	-	207
2.50%	77,417	-	-	2,541	-	-	-	-
2.55%	1,177	-	-	-	-	-	-	-
2.85%	7,945	-	-	-	-	-	-	-

Totals	$16,118,191	$300,415	$26,776	$239,450	$3,596	$11,377	$1,994	$9,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$1,400	$5,399	$45	$-	$382	$-	$173	$278
0.65%	-	103	-	-	-	-	223	107
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	315	-	-	-	148	-	666
0.90%	-	-	-	-	-	-	-	-
0.95%	-	118	-	-	30	-	-	-
1.00%	-	235	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,181	110,285	3,495	183	3,306	7,344	26,298	14,781
1.20%	-	-	-	-	-	-	-	-
1.25%	1,177	37,570	830	139	3,344	914	6,638	6,902
1.30%	-	-	-	-	-	-	-	-
1.35%	9,222	152,486	9,211	280	17,093	13,909	19,633	7,881
1.40%	291	9,933	363	763	145	290	1,818	7,355
1.45%	5	3,503	-	-	-	-	198	40
1.50%	-	-	-	-	-	-	-	-
1.55%	2,872	75,900	1,992	23	2,069	2,285	7,675	4,788
1.60%	3,419	14,393	1,886	1,338	1,818	811	7,262	3,859
1.65%	1,587	39,658	1,480	9	641	2,664	13,277	1,885
1.80%	8,797	5,688	792	189	531	1,084	3,943	3,204
1.85%	3	477	2	-	-	-	-	3
1.90%	5,797	15,805	247	3,707	3,518	-	3,456	55
1.95%	1,891	22,288	1,814	-	159	212	745	2,776
2.00%	2,369	3,677	-	-	-	6,388	524	2,227
2.05%	-	-	-	-	-	-	-	-
2.10%	3,351	5,426	1,106	-	-	-	-	504
2.15%	-	152	5	-	981	-	671	339
2.20%	1,177	-	83	-	305	450	1,822	784
2.25%	-	-	-	-	-	-	-	-
2.30%	3,486	-	-	-	2,383	-	1,006	-
2.35%	673	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,577	1,536	-	-	480	-	243	-
2.50%	-	-	-	-	17	11	-	1,066
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$57,275	$504,947	$23,351	$6,631	$37,202	$36,510	$95,605	$59,500

	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6

0.45%	$278	$454	$582	$61	$1,587	$15	$263	$-
0.65%	348	-	5	-	124	-	-	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	306	3	-	367	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	349	-	-	291	-	-	-
1.00%	489	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,782	668	5,808	2,725	76,582	7,764	3,782	1,677
1.20%	-	-	-	-	-	-	-	-
1.25%	1,263	1,092	864	92	4,969	2,619	824	2,315
1.30%	-	-	-	-	-	-	-	-
1.35%	2,296	6,375	11,177	7,835	95,230	23,022	2,306	1,135
1.40%	3,918	2,740	1,179	600	17,703	5,795	264	-
1.45%	-	-	295	-	1,061	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,399	830	2,536	333	57,499	1,804	1,266	-
1.60%	1,452	4,287	22,255	225	19,272	17,935	150	2,607
1.65%	1,802	1,162	15,049	-	9,597	1,564	361	975
1.80%	1,611	1,342	25,499	-	657	168	158	-
1.85%	-	-	556	4	-	-	-	-
1.90%	376	4,600	13,990	32	1,785	-	-	415
1.95%	94	22	2,583	-	6,315	-	42	43
2.00%	148	-	1,216	-	-	-	1,027	26
2.05%	-	-	-	-	-	-	-	-
2.10%	58	-	8	-	3,092	-	-	-
2.15%	788	-	1,130	-	438	-	-	-
2.20%	-	1,812	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	64	-	-	-	-
2.35%	-	-	354	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	238	-	404	-	1,157	-	-	-
2.50%	-	-	-	-	-	-	69	47
2.55%	-	-	-	-	-	-	-	-
2.85%	-	7,945	-	-	-	-	-	-

	$22,340	$33,984	$105,493	$11,971	$297,726	$60,686	$10,512	$9,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2

0.45%	$338	$562	$65	$318	$-	$1,056	$758	$163
0.65%	-	-	4	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	11	-	-	-	-
0.85%	306	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	43,212	74,082	20,106	22,711	-	1,785	1,137	2,981
1.20%	-	-	-	-	-	-	-	-
1.25%	7,843	4,007	618	17,439	-	331	653	240
1.30%	-	-	-	-	894	-	-	-
1.35%	75,727	131,105	43,926	82,860	-	7,694	2,651	2,941
1.40%	9,527	23,171	8,985	18,665	-	892	89	129
1.45%	-	-	-	304	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	19,404	35,878	16,230	8,148	-	3,437	2,959	494
1.60%	25,250	20,297	7,878	17,260	-	1,138	527	407
1.65%	21,722	46,219	64	33,819	-	467	258	15
1.80%	1,061	2,341	540	973	-	91	-	4,974
1.85%	476	3	-	2	-	-	-	-
1.90%	2,523	6,658	-	13,778	-	2,188	310	276
1.95%	2,894	-	-	436	-	702	439	-
2.00%	1,886	271	-	25	-	-	-	866
2.05%	-	-	-	-	-	-	-	-
2.10%	1,526	-	-	2,195	-	128	-	1,093
2.15%	-	-	-	-	-	-	-	-
2.20%	-	633	-	-	-	-	-	109
2.25%	-	-	-	1,632	-	-	-	-
2.30%	6,341	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	318	-	-	-	155	-	-
2.50%	16	1,863	-	47	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$220,052	$347,408	$98,416	$220,623	$894	$20,064	$9,781	$14,688

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2

0.45%	$146	$-	$546	$442	$13	$525	$134	$1,642
0.65%	1	-	5	-	-	-	61	103
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	59	-	-	-	-	27	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,653	698	3,074	1,027	748	1,022	6,360	14,663
1.20%	-	-	-	-	-	-	-	-
1.25%	96	-	346	162	151	822	1,169	5,778
1.30%	-	-	-	-	-	-	-	-
1.35%	1,842	2,828	8,022	6,338	2,793	7,046	16,139	17,044
1.40%	511	857	7	67	336	1,198	3,279	3,608
1.45%	-	-	5	5	-	-	-	306
1.50%	-	-	-	-	-	-	-	-
1.55%	127	22	1,143	192	384	670	1,967	7,251
1.60%	276	209	738	541	526	578	1,003	10,201
1.65%	4	-	153	377	3	356	719	1,538
1.80%	2,751	-	2,507	499	1,362	30	1,187	4,143
1.85%	-	-	2	-	-	-	2	-
1.90%	257	-	1,156	2,605	518	89	490	45
1.95%	2	-	11	3	6	18	99	477
2.00%	717	-	226	316	370	147	-	1,118
2.05%	-	-	-	-	-	-	-	-
2.10%	1	-	1,121	207	105	-	1,896	1,248
2.15%	1,044	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	110	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	645	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	225
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$9,487	$4,614	$19,707	$12,781	$7,315	$12,528	$34,617	$69,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$33,035	$10	$98	$105	$780	$3,606	$-	$957
0.65%	1,838	-	-	-	4	1,561	-	-
0.70%	68	-	-	-	-	-	-	-
0.80%	1	-	-	-	-	-	-	-
0.85%	251	-	-	-	214	212	-	84
0.90%	89	-	-	-	-	-	-	-
0.95%	119	-	-	-	-	-	-	116
1.00%	399	-	-	-	-	-	-	80
1.05%	47	-	-	-	-	-	-	-
1.10%	244	-	-	-	-	-	-	-
1.15%	429,208	-	1,091	244	9,768	7,616	2,370	15,155
1.20%	30	-	-	-	-	-	-	-
1.25%	160,712	608	3,929	356	4,741	6,240	-	4,749
1.30%	-	-	-	-	-	-	-	-
1.35%	763,598	12	5,220	906	28,765	28,704	1,430	38,912
1.40%	150,112	-	7	412	5,769	2,518	1,887	9,023
1.45%	20,118	311	575	-	17	1,264	-	38
1.50%	-	-	-	-	-	-	-	-
1.55%	266,328	749	12,295	109	3,410	12,946	303	2,812
1.60%	310,861	807	4,273	121	2,803	7,229	457	4,728
1.65%	322,618	41	107,763	338	244	6,185	-	878
1.80%	100,516	-	5,068	1,241	502	5,651	-	2,185
1.85%	20,002	14	1,486	-	18	278	-	33
1.90%	221,534	4,906	4,342	221	4,493	4,683	-	2,761
1.95%	56,470	-	30,297	26	271	4,900	-	391
2.00%	14,108	-	1,647	-	145	809	-	272
2.05%	1,785	-	-	-	-	7,140	-	-
2.10%	99,811	-	1,554	-	624	3,127	-	1,067
2.15%	42,945	-	1,253	4	14	1,603	-	4
2.20%	6,071	-	896	-	-	114	-	-
2.25%	-	-	-	-	-	1,385	-	-
2.30%	21,824	-	914	-	-	768	-	-
2.35%	3,720	-	429	-	130	14,554	-	44
2.40%	2,482	-	-	-	-	96	-	-
2.45%	18,693	-	-	-	159	1,561	-	791
2.50%	5,418	-	-	-	-	5,648	-	15
2.55%	126	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,075,181	$7,458	$183,137	$4,083	$62,871	$130,398	$6,447	$85,095

	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP

0.45%	$-	$400	$-	$396	$422	$795	$1,394	$-
0.65%	-	-	-	133	27	112	222	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	360	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	102	-	148	-	199	-
1.00%	-	-	80	-	-	79	190	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	5,879	24,427	13,311	13,530	2,802	9,524	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	694	-	980	590	246	5,128	-
1.30%	64	-	-	-	-	-	-	33
1.35%	-	669	48,745	23,422	26,328	2,389	5,768	-
1.40%	-	106	17,565	9,579	6,574	215	2,019	-
1.45%	-	42	-	455	5	69	34	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	88	9,923	3,509	7,313	457	3,941	-
1.60%	-	50	2,453	1,507	3,181	1,467	1,554	-
1.65%	-	2,322	-	3,572	568	658	480	-
1.80%	-	951	-	1,621	1,691	52	4,624	-
1.85%	-	87	-	3	-	-	2	-
1.90%	-	653	-	3,791	4,865	74	295	-
1.95%	-	65	-	1,087	1,076	1,001	652	-
2.00%	-	599	-	155	885	-	170	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	277	-	1,808	1,519	-	-	-
2.15%	-	-	-	-	-	-	4	-
2.20%	-	781	-	-	806	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	736	-	-	1,798	-	-	-
2.35%	-	-	-	142	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	231	-	512	1,299	-	193	-
2.50%	-	-	-	20	10	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$64	$14,630	$103,295	$66,003	$72,995	$10,416	$36,393	$33

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD

0.45%	$-	$774	$4,923	$967	$3,698	$2,867	$7,734	$3,653
0.65%	-	21	1,452	7	2,431	154	1,605	211
0.70%	-	-	-	-	-	94	62	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	15	2	1	25	68	53
0.90%	-	-	-	-	-	-	-	-
0.95%	-	30	-	-	-	-	196	211
1.00%	-	-	79	-	-	-	396	36
1.05%	-	-	8	-	-	-	48	8
1.10%	-	-	-	-	-	-	-	-
1.15%	-	13,756	5,109	15,057	27,709	3,117	17,997	7,482
1.20%	-	3	-	-	-	-	-	-
1.25%	-	1,354	2,468	2,515	9,914	6,183	4,702	5,106
1.30%	26,247	-	-	-	-	-	-	-
1.35%	-	11,507	11,650	31,084	59,021	8,349	28,406	26,540
1.40%	-	1,048	1,875	2,392	5,746	1,381	3,081	6,667
1.45%	-	4,688	78	13	850	419	443	1,450
1.50%	-	-	-	-	-	-	-	-
1.55%	-	8,118	7,496	25,882	26,230	2,172	10,335	6,878
1.60%	-	2,172	2,898	3,404	26,469	9,440	15,490	7,114
1.65%	-	25,914	922	33,978	38,368	4,214	10,728	13,238
1.80%	-	11,842	845	11,968	7,705	1,216	4,667	820
1.85%	-	169	945	769	680	239	3,352	332
1.90%	-	3,213	3,088	39,753	46,410	2,974	12,049	7,408
1.95%	-	2,558	433	9,720	9,961	633	2,930	3,035
2.00%	-	3,686	760	328	2,677	148	1,946	296
2.05%	-	-	-	6,859	-	-	-	-
2.10%	-	740	1,597	1,885	4,907	71	7,798	1,400
2.15%	-	1,058	112	1,779	8,107	7	1,087	269
2.20%	-	180	-	399	805	149	-	10
2.25%	-	-	-	1,353	-	-	-	-
2.30%	-	-	-	362	41	138	-	-
2.35%	-	138	556	13,734	434	387	20	-
2.40%	-	-	-	1,558	760	369	44	-
2.45%	-	620	201	1,413	3,479	43	869	357
2.50%	-	101	56	5,437	126	-	213	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,247	$93,690	$47,566	$212,618	$286,529	$44,789	$136,266	$92,574

	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM

0.45%	$18,668	$703	$1,251	$9	$13,317	$100	$79	$20
0.65%	301	-	699	-	1,904	54	-	191
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	12	-	252	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	298	56	114	-	-	-	-	-
1.00%	95	-	-	-	16	-	-	-
1.05%	-	-	-	-	55	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	63,419	5,899	3,881	1,230	29,478	1,527	869	524
1.20%	-	-	-	75	-	-	-	-
1.25%	35,146	2,317	13,918	1,710	28,079	698	544	679
1.30%	-	-	-	-	-	-	-	-
1.35%	146,985	14,558	10,252	1,823	93,964	5,261	4,204	3,623
1.40%	16,103	1,587	1,479	251	3,236	36	307	5
1.45%	862	129	8,191	286	10,873	195	141	-
1.50%	-	-	-	-	-	-	-	-
1.55%	46,835	3,550	4,400	2,722	59,204	1,384	1,532	1,149
1.60%	44,999	2,392	1,506	183	51,142	2,347	1,044	118
1.65%	231,674	122	3,459	428	74,433	146	1,725	1,117
1.80%	24,549	401	2,516	174	15,253	837	979	646
1.85%	1,938	132	35	49	1,893	579	47	77
1.90%	9,045	8,522	1,024	3,844	40,768	2,135	664	5,377
1.95%	38,592	29	585	169	33,152	263	166	331
2.00%	794	133	1,180	101	4,855	82	1,122	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,342	223	329	1,183	6,702	1,702	2,569	620
2.15%	8,388	-	135	8,998	2,505	131	176	655
2.20%	-	-	-	4	43	-	20	47
2.25%	-	-	-	-	-	-	-	-
2.30%	39	-	-	13	25	8	-	-
2.35%	27	-	17	2	90	-	38	25
2.40%	-	-	-	-	-	-	-	-
2.45%	974	-	432	59	488	-	109	88
2.50%	-	-	-	-	-	-	21	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$694,126	$40,753	$55,415	$23,313	$471,727	$17,485	$16,356	$15,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN

0.45%	$2,166	$457	$2,737	$202	$285	$825	$217	$-
0.65%	368	198	6	-	-	117	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	52	404	4	4	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3	-	15	486	-	3	3	-
1.05%	-	-	-	-	-	1	1	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,053	834	9,498	1,193	679	5,671	119	1,078
1.20%	-	-	-	-	-	-	-	-
1.25%	709	10,483	4,866	1,045	1,035	3,903	220	409
1.30%	-	-	-	-	-	-	-	-
1.35%	3,560	2,978	11,757	1,505	1,781	9,786	716	582
1.40%	81	210	1,131	43	23	760	233	97
1.45%	166	176	59	526	671	140	14	147
1.50%	-	-	-	-	-	-	-	-
1.55%	2,431	2,142	3,979	1,764	3,060	4,058	1,017	789
1.60%	9,490	682	32,986	387	6,935	4,774	918	956
1.65%	1,587	2,039	13,595	1,242	2,595	1,220	192	555
1.80%	386	693	8,741	1,569	3,665	1,899	386	1,222
1.85%	159	9	2,586	74	266	828	557	14
1.90%	1,032	942	11,036	1,370	5,779	2,040	980	2,698
1.95%	245	819	660	1	272	354	273	755
2.00%	120	14	394	5	488	363	47	89
2.05%	-	-	-	-	-	-	-	-
2.10%	139	1,527	728	110	1,081	664	22	602
2.15%	908	1,255	2,004	302	1,015	46	34	27
2.20%	48	86	160	1	-	19	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	11	640	1,569	398	406	-	10	-
2.35%	41	47	508	-	134	18	10	16
2.40%	134	36	-	59	133	14	-	34
2.45%	127	125	2,925	3	-	154	-	8
2.50%	-	9	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,964	$26,401	$111,940	$12,337	$30,707	$37,661	$6,022	$10,080

	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR

0.45%	$97	$356	$142	$-	$4	$1,789	$238	$477
0.65%	-	1	32	-	3	248	977	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	55	-	-	38	-	17	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	503	-	-	-	-	18	-	-
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,680	1,330	4,343	237	930	7,715	2,605	1,521
1.20%	-	-	-	-	-	-	-	-
1.25%	1,611	373	1,240	490	253	2,227	5,635	941
1.30%	-	-	-	-	-	-	-	-
1.35%	2,243	1,489	13,343	160	2,434	6,173	15,058	2,482
1.40%	248	1,591	682	98	27	1,450	592	178
1.45%	59	60	54	-	2	383	211	34
1.50%	-	-	-	-	-	-	-	-
1.55%	2,392	417	1,239	1,174	37	4,300	4,931	2,870
1.60%	3,763	2,949	1,732	25	43	4,484	1,481	2,219
1.65%	2,061	3,370	1,838	276	88	2,451	2,855	2,239
1.80%	4,417	1,768	944	339	1,173	2,043	789	905
1.85%	183	62	403	-	192	1,262	6	30
1.90%	3,448	6,799	8,157	96	49	3,888	14,781	1,695
1.95%	51	61	563	58	3	420	162	87
2.00%	338	234	231	98	6	338	18	310
2.05%	-	-	-	-	-	-	-	-
2.10%	370	654	558	145	159	2,511	752	473
2.15%	1,053	108	146	62	13	470	1,719	951
2.20%	-	5	-	-	-	50	3	61
2.25%	-	-	-	-	-	-	-	-
2.30%	407	1,039	1,125	2	4	1,158	714	407
2.35%	41	65	3	-	-	237	435	37
2.40%	121	37	-	-	-	-	-	36
2.45%	7	27	719	-	-	785	16	331
2.50%	861	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,009	$22,795	$37,494	$3,298	$5,420	$44,421	$53,978	$18,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC

0.45%	$216	$610	$3,289	$9	$51	$9	$50	$363
0.65%	1,795	4	196	-	-	-	-	10
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	4	-	-	-	-	450
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	121	-	-	-	2	505
1.05%	-	-	2	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,373	2,113	1,229	18	287	250	384	957
1.20%	-	-	-	-	-	-	26	-
1.25%	1,375	2,389	1,421	79	428	253	431	1,109
1.30%	-	-	-	-	-	-	-	-
1.35%	6,027	6,086	755	418	1,844	979	899	3,736
1.40%	595	222	330	46	62	653	20	139
1.45%	347	75	211	3	18	1	100	112
1.50%	-	-	-	-	-	-	-	-
1.55%	11,636	3,503	1,366	2,837	405	408	1,149	2,315
1.60%	2,088	5,811	1,862	193	5,845	5,657	425	1,849
1.65%	11,955	2,379	1,690	423	191	52	446	5,463
1.80%	6,002	1,959	3,438	137	228	492	951	3,882
1.85%	362	74	103	69	163	117	88	79
1.90%	768	10,267	19	522	715	965	1,291	5,545
1.95%	333	256	86	16	80	91	127	1,001
2.00%	921	363	1,155	16	73	247	-	39
2.05%	-	-	-	-	-	-	-	-
2.10%	1,356	773	2,978	35	248	1,181	373	590
2.15%	670	956	161	16	31	359	18	244
2.20%	1	38	48	-	6	16	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	69	10	-	-	205	263	146	351
2.35%	-	93	25	4	23	39	-	2
2.40%	239	145	-	37	-	-	-	38
2.45%	8	239	82	-	126	49	25	-
2.50%	-	432	9	-	-	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,136	$38,797	$20,580	$4,878	$11,029	$12,090	$6,951	$28,779

	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS

0.45%	$49	$3,124	$603	$223	$141	$45	$371	$45
0.65%	-	199	1	-	-	-	207	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	7	-	182	184	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	112	-	472	27	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	80	-	-	-
1.15%	222	7,927	2,994	3,664	13,875	779	5,886	10,704
1.20%	-	-	111	-	-	-	-	-
1.25%	9,787	5,578	465	1,324	1,959	308	9,903	5,847
1.30%	-	-	-	-	-	-	-	-
1.35%	1,924	12,579	11,977	4,349	19,104	2,341	4,937	23,112
1.40%	148	3,580	66	268	1,382	177	2,318	4,880
1.45%	315	104	-	488	314	-	96	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,040	8,561	2,537	1,140	10,846	288	748	5,414
1.60%	1,544	15,484	437	999	14,191	776	1,782	5,121
1.65%	713	2,285	523	2,994	1,929	2,073	11	1,033
1.80%	639	8,182	3,534	2,943	693	-	840	931
1.85%	44	26	587	89	11	9	-	-
1.90%	1,057	3,781	1,772	1,873	10,606	53	-	243
1.95%	54	217	119	967	966	1,645	1,394	254
2.00%	98	3,116	130	708	231	153	-	24
2.05%	-	-	-	1,730	-	-	-	-
2.10%	484	5,747	107	814	1,142	12	599	-
2.15%	153	878	8,674	1,362	16	-	1,320	-
2.20%	-	12	36	227	45	444	-	-
2.25%	-	-	-	335	-	-	214	-
2.30%	-	67	374	1,519	749	2,472	-	1,303
2.35%	29	44	124	3,447	55	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	25	588	1,232	5	-	-	-
2.50%	-	-	37	1,356	-	69	-	-
2.55%	-	-	-	-	43	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,300	$81,635	$35,796	$34,705	$78,594	$11,644	$30,626	$58,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$1,483	$50	$96	$605	$46	$313	$43	$211
0.65%	-	-	7	-	-	5	-	94
0.70%	-	-	-	164	-	-	-	24
0.80%	-	-	-	-	-	-	-	2
0.85%	87	-	-	-	-	-	-	-
0.90%	-	-	-	16	-	43	-	-
0.95%	-	35	-	-	-	-	-	-
1.00%	31	-	-	-	-	20	-	35
1.05%	-	-	-	-	-	-	-	-
1.10%	133	-	-	-	-	-	-	-
1.15%	19,843	47,728	7,347	24,445	28,504	15,836	30,715	17,637
1.20%	-	-	12	-	-	27	-	39
1.25%	2,951	4,051	609	3,443	3,224	4,387	3,368	6,140
1.30%	-	-	-	-	-	-	-	-
1.35%	50,302	30,698	9,533	28,536	23,392	38,637	22,321	25,503
1.40%	6,577	2,937	3,539	9,706	1,364	12,235	1,713	2,894
1.45%	492	-	238	24	-	358	-	197
1.50%	-	-	-	-	-	-	-	-
1.55%	23,571	6,539	1,655	6,387	6,162	8,890	13,195	5,834
1.60%	2,857	7,018	4,089	5,109	9,419	8,254	18,836	4,649
1.65%	1,302	5,582	3,256	3,788	4,883	4,040	11,590	3,514
1.80%	208	2,246	1,012	1,384	1,333	3,131	2,394	1,740
1.85%	6	-	305	145	-	251	4,472	389
1.90%	1,349	11,203	3,745	3,180	11,881	10,080	30,879	2,894
1.95%	1,051	4,252	874	729	4,085	1,182	16,572	381
2.00%	455	7,868	490	399	6,134	541	5,331	409
2.05%	-	-	-	-	-	-	-	-
2.10%	725	1,254	1,430	1,438	988	4,741	4,000	1,003
2.15%	64	10,227	442	217	4,112	1,159	3,896	234
2.20%	129	304	-	181	1,158	-	6,159	8
2.25%	-	-	-	-	-	-	-	-
2.30%	181	4,660	163	9	981	168	3,581	670
2.35%	30	-	12	-	19	69	187	576
2.40%	147	883	76	3	491	39	96	51
2.45%	6	14,565	942	322	5,163	779	3,333	607
2.50%	-	6,249	117	178	5,170	1,071	15,674	-
2.55%	160	-	-	-	-	-	-	20
2.85%	-	-	-	-	-	-	-	-

	$114,140	$168,349	$39,989	$90,408	$118,509	$116,256	$198,355	$75,755

	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE

0.45%	$395	$221	$88	$433	$8	$307	$134	$245
0.65%	1	4	-	-	-	1	5	27
0.70%	158	-	-	-	88	203	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	72	-	-	139	-	-	-	3
0.90%	106	-	-	-	31	18	-	-
0.95%	120	-	153	160	-	-	-	-
1.00%	13	-	-	-	-	-	-	3
1.05%	-	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	29,122	31,867	23,881	42,173	8,342	28,070	27,080	12,698
1.20%	15	-	-	-	-	3	7	22
1.25%	3,178	6,302	4,642	5,482	323	8,494	7,704	575
1.30%	-	-	-	-	-	-	-	-
1.35%	34,143	21,248	49,247	86,391	11,210	42,997	30,596	10,777
1.40%	13,949	2,805	10,419	29,090	4,776	15,585	8,719	2,264
1.45%	248	57	52	195	-	205	645	14
1.50%	-	-	1	1	-	-	-	-
1.55%	7,209	5,966	62,412	47,391	1,603	5,983	9,990	1,784
1.60%	5,608	2,112	12,693	28,683	1,111	7,862	5,499	11,623
1.65%	5,461	3,030	6,166	6,557	783	7,401	6,119	781
1.80%	1,971	4,115	696	2,248	375	6,578	5,021	547
1.85%	24	496	2	7,890	31	262	480	742
1.90%	5,248	3,580	2,514	3,225	1,208	5,378	4,533	283
1.95%	707	2,197	21,753	2,989	168	2,395	1,496	52
2.00%	405	440	2,158	4,041	12	456	154	127
2.05%	-	-	-	-	-	-	-	-
2.10%	2,415	1,271	554	245	586	2,343	2,304	259
2.15%	374	1,421	1,378	1,386	-	1,080	646	60
2.20%	304	8	-	403	158	179	116	-
2.25%	-	-	210	-	-	-	-	-
2.30%	1,049	127	5,795	3,427	-	650	319	-
2.35%	7	3	556	-	-	14	197	-
2.40%	114	182	-	45	-	83	-	-
2.45%	1,531	386	-	-	112	1,282	274	-
2.50%	950	909	7,896	358	142	542	385	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$114,897	$88,747	$213,266	$272,952	$31,067	$138,371	$112,425	$42,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF

0.45%	$90	$13,400	$489	$34	$45	$6,268	$9	$53
0.65%	1	1,564	72	1	-	690	-	-
0.70%	90	47	81	116	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	521	65	36	-	130	-	-
0.90%	-	-	37	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	9	12	-	-	13	-	24
1.05%	-	54	-	-	-	18	-	-
1.10%	-	36	-	-	-	-	-	-
1.15%	12,631	54,356	19,841	11,045	7,687	9,797	1,461	4,974
1.20%	3	-	7	3	-	-	-	28
1.25%	2,323	19,992	4,206	1,350	3,043	4,449	148	1,560
1.30%	-	-	-	-	-	-	-	-
1.35%	16,299	65,535	31,424	14,772	14,250	7,976	2,368	16,559
1.40%	5,720	10,472	13,114	10,365	11,027	1,949	949	1,150
1.45%	439	1,532	1,379	222	46	30	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,035	21,928	7,587	5,622	3,274	4,883	2,423	3,927
1.60%	3,148	31,463	5,345	3,047	2,287	5,686	1,149	395
1.65%	1,180	41,553	1,201	486	1,809	12,745	120	963
1.80%	1,075	8,682	3,139	104	7,943	4,743	79	178
1.85%	131	1,484	123	39	78	798	18	-
1.90%	3,441	11,191	9,050	4,034	4,606	3,099	4,164	363
1.95%	54	13,146	231	202	604	3,463	173	226
2.00%	742	2,834	559	58	222	578	159	60
2.05%	-	-	-	-	-	-	-	-
2.10%	897	7,360	413	32	8,557	2,104	43	175
2.15%	152	537	639	-	2,957	604	1,396	1,301
2.20%	171	65	158	239	15	45	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	30	64	108	60	79	12	47	21
2.35%	107	33	6	-	47	25	-	-
2.40%	7	64	37	-	-	-	-	-
2.45%	215	112	1,491	-	158	195	123	84
2.50%	151	297	167	601	141	193	-	-
2.55%	-	139	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,132	$308,470	$100,981	$52,468	$68,875	$70,493	$14,829	$32,041

	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF

0.45%	$92	$153	$9	$58	$300	$666	$10,527	$9,617
0.65%	8	38	5	3	84	190	881	1,126
0.70%	-	-	-	178	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	5	-	-	-	110	279	312
0.90%	-	-	-	71	-	-	-	-
0.95%	-	-	-	94	-	-	-	-
1.00%	-	2	-	21	-	41	169	134
1.05%	-	-	-	-	-	-	30	30
1.10%	-	-	-	-	-	277	-	363
1.15%	3,954	13,072	5,144	19,556	15,608	23,665	25,793	28,751
1.20%	-	40	1	7	-	-	157	-
1.25%	1,295	1,883	244	857	2,241	3,572	10,935	5,286
1.30%	-	-	-	-	-	-	-	-
1.35%	12,819	38,217	4,587	29,151	16,405	23,965	23,330	31,022
1.40%	1,273	3,768	1,283	14,628	3,313	1,913	2,892	5,418
1.45%	300	265	5	199	137	387	19	234
1.50%	-	-	-	-	-	-	-	-
1.55%	6,264	14,645	2,565	6,769	6,487	15,889	11,708	12,299
1.60%	1,616	36,178	459	3,666	2,983	3,901	3,872	18,544
1.65%	1,874	8,892	234	1,413	1,408	3,788	3,853	6,792
1.80%	735	4,703	401	333	3,341	2,417	4,550	3,768
1.85%	338	1,517	281	100	122	524	1,817	1,316
1.90%	1,172	24,411	134	1,017	2,546	3,504	3,672	3,726
1.95%	1,425	483	88	80	215	9,443	1,519	1,502
2.00%	129	220	127	57	684	1,216	2,259	2,239
2.05%	-	-	-	-	-	-	-	-
2.10%	324	433	530	490	929	797	6,469	3,183
2.15%	1,008	1,196	-	232	741	1,354	921	1,302
2.20%	8	-	-	286	155	157	21	240
2.25%	-	-	-	-	-	-	-	-
2.30%	146	109	-	626	61	921	-	1
2.35%	5	-	-	-	110	86	-	53
2.40%	-	132	-	18	21	-	-	-
2.45%	246	1,099	-	643	1,238	52	312	411
2.50%	115	79	-	987	1,062	-	108	40
2.55%	-	-	-	-	-	160	-	271
2.85%	-	-	-	-	-	-	-	-

	$35,146	$151,540	$16,097	$81,540	$60,191	$98,995	$116,093	$137,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV

0.45%	$2,200	$2,668	$1,297	$79	$371	$319	$1,082	$2,883
0.65%	143	59	353	33	87	31	190	439
0.70%	142	214	157	120	-	-	53	48
0.80%	-	-	-	-	-	-	-	-
0.85%	10	-	16	-	-	2	156	62
0.90%	-	54	73	-	-	-	71	64
0.95%	-	52	128	-	-	-	94	85
1.00%	-	4	72	19	-	-	39	15
1.05%	-	-	-	-	-	-	-	13
1.10%	385	-	56	-	237	-	-	-
1.15%	41,603	63,028	37,475	14,665	17,456	21,649	36,175	18,905
1.20%	-	99	8	9	-	8	-	-
1.25%	2,331	15,749	29,155	1,080	2,670	41,783	5,549	4,726
1.30%	-	-	-	-	-	-	-	-
1.35%	54,950	117,991	46,088	30,019	15,659	29,210	114,660	50,233
1.40%	9,916	34,907	13,924	9,370	2,208	4,808	14,140	5,788
1.45%	5	879	385	25	157	119	1,089	734
1.50%	-	-	-	-	-	-	-	-
1.55%	7,123	32,396	11,612	6,588	7,866	13,880	12,168	12,960
1.60%	4,710	25,046	26,825	1,964	4,132	6,438	10,099	13,341
1.65%	1,937	17,088	7,686	3,850	1,908	2,334	22,730	21,757
1.80%	2,936	5,803	1,905	164	3,941	3,693	5,241	4,256
1.85%	2,171	598	761	11	236	336	121	236
1.90%	6,268	12,665	3,580	7,028	1,979	3,122	48,206	18,100
1.95%	284	4,176	1,779	67	1,741	1,248	4,375	3,487
2.00%	1,185	1,530	532	93	1,617	143	457	742
2.05%	-	-	-	-	-	-	-	944
2.10%	874	6,612	2,241	564	2,487	901	1,195	2,077
2.15%	1,629	2,003	601	3	687	194	368	431
2.20%	279	366	242	237	154	997	50	11
2.25%	-	-	-	-	-	-	-	186
2.30%	1,499	853	1,566	1	111	-	4,961	2,506
2.35%	452	316	184	2	208	14	29	1,928
2.40%	58	85	-	-	169	-	-	261
2.45%	2,082	1,207	623	6	783	949	1,127	180
2.50%	193	1,331	944	194	192	134	736	754
2.55%	258	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$145,623	$347,779	$190,268	$76,191	$67,056	$132,312	$285,161	$168,152

	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF

0.45%	$1,103	$1,687	$1,211	$1,173	$38	$154	$6	$14
0.65%	54	204	153	194	1	63	1	-
0.70%	54	46	-	-	22	97	-	124
0.80%	-	-	-	-	-	-	-	-
0.85%	208	31	64	29	-	-	-	-
0.90%	73	62	-	-	29	34	30	90
0.95%	112	83	43	-	39	-	-	77
1.00%	9	12	-	2	4	-	-	7
1.05%	3	8	1	4	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	41,258	15,339	19,739	13,955	5,019	15,239	3,517	12,764
1.20%	-	-	-	-	-	-	-	-
1.25%	4,717	1,817	1,617	2,586	1,035	2,621	1,719	937
1.30%	-	-	-	-	-	-	-	-
1.35%	59,927	45,335	44,784	15,614	16,054	26,828	8,777	16,725
1.40%	12,604	4,291	5,806	2,895	1,422	9,032	2,322	7,719
1.45%	324	58	37	84	76	1,096	112	2
1.50%	-	-	-	-	-	-	-	-
1.55%	15,356	14,661	5,664	6,065	2,419	4,415	1,231	5,338
1.60%	7,129	13,292	6,901	9,580	9,043	3,719	1,349	2,211
1.65%	3,357	2,617	2,797	1,429	1,092	2,050	709	1,724
1.80%	2,666	4,457	1,974	4,730	232	1,340	614	646
1.85%	34	41	146	100	554	42	-	94
1.90%	33,656	19,876	26,697	4,142	348	6,539	905	3,134
1.95%	2,067	473	1,046	957	455	87	143	333
2.00%	349	367	300	258	945	458	60	198
2.05%	-	-	-	-	-	-	-	-
2.10%	2,245	592	831	1,512	1,360	914	906	520
2.15%	394	145	76	156	104	257	-	9
2.20%	44	-	-	2	6	183	-	184
2.25%	-	-	-	-	-	-	-	-
2.30%	3,699	1,384	-	1,374	74	1,141	-	430
2.35%	3	22	13	2	4	-	-	3
2.40%	-	14	14	-	-	-	-	74
2.45%	1,603	-	328	334	41	317	-	-
2.50%	835	-	-	14	106	422	17	775
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$193,883	$126,914	$120,242	$67,191	$40,522	$77,048	$22,418	$54,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP

0.45%	$514	$26	$7	$-	$2,526	$-	$-
0.65%	39	9	-	-	91	-	-
0.70%	-	-	-	-	-	-	-
0.80%	2	-	-	-	58	-	-
0.85%	175	-	-	-	-	-	-
0.90%	54	-	-	-	-	-	-
0.95%	-	-	-	-	136	-	-
1.00%	5	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-
1.15%	20,698	2,041	1,716	217	40,712	5,596	-
1.20%	19	84	-	-	-	-	-
1.25%	3,529	2,038	1,027	24,917	17,434	1,827	-
1.30%	-	-	-	-	-	-	301
1.35%	32,039	2,503	2,654	1,266	67,184	3,678	-
1.40%	10,936	519	594	24	23,892	266	-
1.45%	238	284	126	2,174	573	66	-
1.50%	-	-	-	-	-	-	-
1.55%	5,564	809	1,308	1,062	30,260	8,042	-
1.60%	4,012	962	1,416	72	18,843	754	-
1.65%	3,251	698	526	494	36,461	398	-
1.80%	1,293	69	539	735	8,833	4,694	-
1.85%	33	24	-	2	1,217	2	-
1.90%	5,860	839	1,798	71	11,256	1,709	-
1.95%	2,189	222	2,106	-	8,073	1,597	-
2.00%	470	80	105	11	1,294	34	-
2.05%	-	-	1,108	-	-	-	-
2.10%	3,779	11	695	-	1,819	939	-
2.15%	642	-	-	970	2,441	-	-
2.20%	30	-	299	-	1,101	-	-
2.25%	-	-	204	-	-	-	-
2.30%	82	1	103	-	1,943	-	-
2.35%	19	-	2,255	-	158	54	-
2.40%	46	-	169	135	-	-	-
2.45%	414	-	516	-	3,446	-	-
2.50%	598	74	882	-	100	-	-
2.55%	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-

	$96,530	$11,293	$20,153	$32,150	$279,851	$29,656	$301

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $3,988,848 and $2,358,052, respectively, and total transfers from the Account to the fixed account were $3,966,306 and $2,238,727, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,254,693 and $786,878 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $311,456 and $468,231 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,754,142 and $3,459,757 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,146,524,354	$0	$0	$1,146,524,354

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$8,332,569	$13,142,402
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	637,614	2,140,141
Dynamic VP HY Bond Fund (DXVHY)	63,374,027	28,950,471
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	697,569	156,505
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,426,204	511,564
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	514,298	357,464
Global Real Estate Portfolio - Class II (VKVGR2)	1,624,916	298,801
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	7,321,790	3,613,875
Federated NVIT High Income Bond Fund - Class III (HIBF3)	8,862,518	75,980,710
NVIT Emerging Markets Fund - Class III (GEM3)	1,281,882	818,370
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	214,141	411,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,036,197	1,719,767
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,455,629	803,659
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	6,172,063	4,588,457
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,504,896	2,991,863
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	695,970	1,039,541
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,869,022	867,311
NVIT Core Plus Bond Fund - Class II (NVLCP2)	17,558,437	13,254,021
NVIT Nationwide Fund - Class III (TRF3)	901,811	356,821
NVIT Government Bond Fund - Class III (GBF3)	5,954,854	11,809,711
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	409,038	1,022,019
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	768,704	238,212
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	312,857	304,244
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	3,971,667	5,560,088
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,968,767	6,644,663
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	527,400	2,803,130
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	3,169,684	3,501,282
NVIT Money Market Fund - Class I (SAM)	61,577	5,097
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	918,294	786,235
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	444,364	254,831
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,565,309	884,903
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	759,400	338,977
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	31,365	87,707
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,602,326	1,538,588
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,032,052	245,790
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	230,964	282,121
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	686,084	532,235
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	513,712	756,367
NVIT Short Term Bond Fund - Class II (NVSTB2)	7,877,543	5,800,477
NVIT Money Market Fund - Class II (NVMM2)	755,354,904	793,466,018
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,411,497	132,740
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	38,484,389	12,563,922
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	5,276,671	2,563,706
VP Income & Growth Fund - Class III (ACVIG3)	1,943,827	2,746,098
American Century VP Inflation Protection Fund - Class II (ACVIP2)	10,135,007	7,005,839
VP Ultra(R) Fund - Class III (ACVU3)	64,975	233,097
VP Value Fund - Class III (ACVV3)	1,982,975	2,676,676
Quality Bond Fund II - Primary Shares (FQB)	201	77
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,240,861	696,978
VIP Contrafund Portfolio - Service Class 2 R (FC2R)	710,572	2,214,403
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	2,485,162	1,436,364
VIP Growth Portfolio - Service Class 2 R (FG2R)	2,011,997	2,503,146
VIP High Income Portfolio - Service Class 2R (FHI2R)	3,191,352	568,966
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	4,800,977	3,866,578
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)	0	34,772
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	45,461	310,309
All Asset Portfolio - Advisor Class (PMVAAD)	14,269,731	6,593,228
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,953,763	5,566,371
Low Duration Portfolio - Advisor Class (PMVLAD)	45,261,410	37,153,829
Total Return Portfolio - Advisor Class (PMVTRD)	48,369,906	26,105,127
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	6,577,535	7,785,836
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	14,249,100	8,596,839
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	8,895,266	11,273,006
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	146,143,143	149,063,723
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	1,911,950	3,916,153
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	4,124,350	7,468,918
VP UltraShort NASDAQ-100 (PROUSN)	63,511,683	62,729,473
Access VP High Yield Fund (PROAHY)	210,165,835	153,574,067
VP Asia 30 (PROA30)	25,397,235	24,398,797
VP Banks (PROBNK)	8,703,427	7,468,628
VP Basic Materials (PROBM)	7,648,114	6,332,006
VP Bear (PROBR)	18,490,448	18,969,273
VP Biotechnology (PROBIO)	12,808,739	6,908,352
VP Bull (PROBL)	97,272,493	89,443,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VP Consumer Goods (PROCG)		2,695,155	2,262,875
VP Consumer Services (PROCS)		3,814,268	3,564,864
VP Emerging Markets (PROEM)		21,370,741	19,547,623
VP Europe 30 (PROE30)		7,228,029	5,463,767
VP Financials (PROFIN)		6,686,874	6,230,374
VP Health Care (PROHC)		10,695,503	10,156,449
VP Industrials (PROIND)		5,342,689	4,358,093
VP International (PROINT)		6,279,915	5,680,978
VP Internet (PRONET)		1,456,479	1,010,325
VP Japan (PROJP)		10,287,518	9,259,312
VP NASDAQ-100 (PRON)		43,196,133	41,569,880
VP Oil and Gas (PROOG)		10,651,989	10,238,625
VP Pharmaceuticals (PROPHR)		5,775,563	7,765,111
VP Precious Metals (PROPM)		14,157,478	13,805,074
VP Real Estate (PRORE)		13,897,515	11,125,072
VP Rising Rates Opportunity (PRORRO)		126,547,740	125,576,882
VP Semiconductor (PROSCN)		4,398,408	4,382,421
VP Short Emerging Markets (PROSEM)		11,300,851	11,475,796
VP Short International (PROSIN)		9,040,727	9,786,133
VP Short NASDAQ-100 (PROSN)		11,921,077	11,865,761
VP Technology (PROTEC)		5,838,608	4,874,504
VP Telecommunications (PROTEL)		9,686,729	5,656,443
VP U.S. Government Plus (PROGVP)		179,586,723	178,873,926
VP UltraNASDAQ-100 (PROUN)		28,762,011	30,207,508
VP Utilities (PROUTL)		11,214,694	11,117,923
Global Managed Futures Strategy (RVMFU)		1,453,828	4,273,404
Variable Fund - All-Asset Aggressive Strategy (RVAAS)		839,980	891,282
Variable Fund - All Asset Conservative Strategy (RVACS)		3,174,233	2,334,860
Variable Fund - All-Asset Moderate Strategy (RVAMS)		1,224,199	1,743,131
Variable Fund - U.S. Long Short Momentum (RSRF)		1,007,371	2,728,504
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		2,179,040	3,726,132
Variable Trust - Banking Fund (RBKF)		21,103,569	18,411,938
Variable Trust - Basic Materials Fund (RBMF)		26,079,628	25,769,682
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		1,759,467	2,745,276
Variable Trust - Biotechnology Fund (RBF)		33,427,171	34,650,094
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		7,951,551	4,450,994
Variable Trust - Commodities Strategy Fund (RVCMD)		8,360,427	9,528,389
Variable Trust - Consumer Products Fund (RCPF)		38,062,859	39,586,561
Variable Trust - Dow 2x Strategy Fund (RVLDD)		34,398,811	38,870,605
Variable Fund - DWA Flexible Allocation (RVDFA)		451,273	6,304,103
Variable Fund - DWA Sector Rotation (RVDSR)		1,367,430	10,882,486
Variable Trust - Electronics Fund (RELF)		25,800,234	25,675,591
Variable Trust - Energy Fund (RENF)		32,317,457	31,983,987
Variable Trust - Energy Services Fund (RESF)		34,813,495	35,830,081
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		25,595,392	21,012,185
Variable Trust - Financial Services Fund (RFSF)		15,623,906	14,823,046
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		234,991,192	241,221,498
Variable Trust - Health Care Fund (RHCF)		33,954,511	33,954,419
Variable Trust - Internet Fund (RINF)		10,324,747	10,005,330
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,063,127	62,705,373
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		118,541,200	117,874,412
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		7,179,610	7,300,574
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		45,218,228	44,441,142
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		77,284,634	78,137,560
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		84,591,087	84,956,062
Variable Trust - Japan 2x Strategy Fund (RLCJ)		16,480,698	15,364,955
Variable Trust - Leisure Fund (RLF)		6,762,109	6,751,330
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		23,205,215	22,112,166
Variable Fund - Multi-Hedge Strategies (RVARS)		5,405,622	3,450,215
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		89,828,376	91,912,361
Variable Trust - NASDAQ-100(R) Fund (ROF)		83,502,230	84,048,957
Variable Trust - Nova Fund (RNF)		88,087,120	91,202,119
Variable Trust - Precious Metals Fund (RPMF)		61,951,433	62,732,640
Variable Trust - Real Estate Fund (RREF)		51,099,419	48,787,497
Variable Trust - Retailing Fund (RRF)		28,750,080	33,781,020
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		44,615,428	45,217,171
Variable Trust - S&P 500 2x Strategy Fund (RTF)		90,340,592	97,284,821
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		49,844,508	49,199,012
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		52,358,095	55,820,973
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		26,494,560	17,784,982
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		21,006,888	32,520,392
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		28,183,588	24,197,434
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		16,911,365	16,847,908
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		29,384,824	28,613,038
Variable Trust - Technology Fund (RTEC)		22,040,674	21,483,663
Variable Trust - Telecommunications Fund (RTEL)		31,746,932	32,781,957
Variable Trust - Transportation Fund (RTRF)		23,483,326	23,280,745
Variable Trust - Utilities Fund (RUTL)		44,255,857	47,963,362
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		5,252,753	5,256,179
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		2,243,764	725,632
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		946,078	218,469
Variable Insurance Portfolios - Asset Strategy (WRASP)		18,771,988	17,861,078
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)		1,279,755	4,511,918
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)		56	91,885

	Total	$4,246,388,877	$4,206,244,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.45% to 2.45%	1,703,212	$11.22 to $ 10.63	$18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (TRF3)
2012	0.45% to 2.30%	83,029	$11.94 to $ 13.14	$1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
NVIT Government Bond Fund - Class III (GBF3)
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.15% to 1.60%	18,910	$16.60 to $ 16.33	$311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
VP Value Fund - Class III (ACVV3)
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	1.30%	302	$17.05	$5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2012	0.45% to 2.45%	4,473,575	$12.44 to $ 11.79	$54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
Access VP High Yield Fund (PROAHY)
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Internet (PRONET)
2012	1.15% to 2.15%	51,684	$10.02 to $ 9.85	$514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - All Asset Conservative Strategy (RVACS)
2012	0.45% to 2.25%	274,533	$10.80 to $ 10.29	$2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - U.S. Long Short Momentum (RSRF)
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
Variable Trust - Banking Fund (RBKF)
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
Variable Trust - Basic Materials Fund (RBMF)
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
Variable Trust - Biotechnology Fund (RBF)
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
Variable Trust - Commodities Strategy Fund (RVCMD)
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
Variable Trust - Consumer Products Fund (RCPF)
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - DWA Flexible Allocation (RVDFA)
2012	0.45% to 2.50%	1,212,032	$8.86 to $ 8.38	$10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust - Electronics Fund (RELF)
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
Variable Trust - Energy Fund (RENF)
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
Variable Trust - Energy Services Fund (RESF)
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
Variable Trust - Financial Services Fund (RFSF)
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
Variable Trust - Health Care Fund (RHCF)
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
Variable Trust - Internet Fund (RINF)
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2012	1.15% to 2.15%	163,777	$3.39 to $ 3.11	$532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
Variable Trust - Leisure Fund (RLF)
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
Variable Fund - Multi-Hedge Strategies (RVARS)
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
Variable Trust - Nova Fund (RNF)
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Precious Metals Fund (RPMF)
2012	0.45% to 2.50%	885,640	$10.48 to $ 10.24	$19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
Variable Trust - Real Estate Fund (RREF)
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
Variable Trust - Retailing Fund (RRF)
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2012	1.00% to 2.30%	567,154	$6.61 to $ 5.28	$3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
Variable Trust - Technology Fund (RTEC)
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
Variable Trust - Telecommunications Fund (RTEL)
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
Variable Trust - Transportation Fund (RTRF)
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
Variable Trust - Utilities Fund (RUTL)
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
Variable Trust: International Opportunity Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Western Asset Variable Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	$13.41	$194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%

2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245
2008	Reserves for annuity contracts in payout phase:			841,754
2008	Contract owners equity:			$943,091,391

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.